TCW GALILEO FUNDS
APRIL 30, 2000

                              SEMI-ANNUAL REPORT

                                 International

     Asia Pacific Equities

          Emerging Markets Equities

               Emerging Markets Income

                    European Equities

                         International Equities

                              Japanese Equities

                                   Latin America Equities


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TCW Galileo Funds, Inc.
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  International

Table of Contents                                                 April 30, 2000
Letter to Shareholders....................................................   1

Performance Summary.......................................................   2

Schedules of Investments:

  TCW Galileo Asia Pacific Equities Fund..................................   3

  TCW Galileo Emerging Markets Equities Fund..............................   6

  TCW Galileo Emerging Markets Income Fund................................  12

  TCW Galileo European Equities Fund......................................  16

  TCW Galileo International Equities Fund.................................  20

  TCW Galileo Japanese Equities Fund......................................  21

  TCW Galileo Latin America Equities Fund.................................  25

Statements of Assets and Liabilities......................................  29

Statements of Operations..................................................  31

Statements of Changes in Net Assets.......................................  33

Notes to Financial Statements.............................................  37

Financial Highlights......................................................  48


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                                                                          [ICON]
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To Our Shareholders

     We are pleased to submit the April 30, 2000 semi-annual reports for the TCW Galileo Funds. On the following page is an analysis of each Fund's investment performance for a 1 year, 5 year and since inception period through April 30, 2000.

     TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Funds' long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

     The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

     Please call our Shareholder Services Department at (800) FUND-TCW (386-
     3829) if you have any questions or would like further information on the TCW Galileo Funds.

     /s/ Marc I. Stern
     Marc I. Stern
     Chairman of the Board
     June 2, 2000

                                                                               1
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TCW Galileo Funds, Inc.
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  International

Performance Summary (Unaudited)                                   April 30, 2000

                                                                 Total Return
                                                         Annualized As of April 30, 2000
                                                        ---------------------------------
                                                                                  Since
                                              NAV       1-Year      5-Year      Inception    Inception Date
                                             ---------------------------------------------------------------
     TCW Galileo Asia Pacific Equities Fund  $10.32     48.49%      10.21%      12.70% (1)     04/01/93(2)

     TCW Galileo Emerging Markets Equities
       Fund                                  $ 9.77     42.84%       6.47%       6.13% (1)     06/01/93(2)

     TCW Galileo Emerging Markets Income
       Fund                                  $ 8.31     17.51%        N/A        6.45% (1)     09/04/96(2)

     TCW Galileo European Equities Fund--
       Institutional Class                   $15.97     31.68%        N/A       23.91%         11/01/97

     TCW Galileo European Equities Fund--
       Advisory Class                        $15.97     31.68%        N/A       28.87%         03/01/99

     TCW Galileo International Equities
       Fund                                  $16.35     34.62%      13.29%      12.44% (1)     12/01/93(2)

     TCW Galileo Japanese Equities Fund      $15.71     50.14%        N/A        2.46% (1)     05/01/95(2)

     TCW Galileo Latin America Equities
       Fund                                  $11.86     16.05%       8.19%       8.80% (1)     07/01/91(2)


     (1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.
     (2)   Inception date of predecessor limited partnership.

2
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TCW Galileo Asia Pacific Equities Fund

                                                                          [ICON]
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)                               April 30, 2000

 Number of
  Shares     Common Stock                                 Value
-----------  ------------                              -----------

             Hong Kong (32.4% of Net Assets)
    105,000  Cheung Kong Holdings, Limited             $ 1,253,578
    170,000  China Telecom (Hong Kong), Limited          1,227,583*
    209,000  Giordano International, Limited               342,086
     92,097  Hong Kong Telecommunications                  216,951
     50,137  HSBC Holdings, PLC                            559,960
     82,700  Hutchison Whampoa, Limited                  1,204,982
      4,200  i-Cable Communications, Limited (ADR)          37,800*
    616,000  Legend Holdings, Limited                      715,663
     47,000  Sun Hung Kai Properties, Limited              372,575
                                                       -----------
             Total Hong Kong (Cost: $3,791,155)          5,931,178
                                                       -----------
             India (10.3%)
      4,300  Infosys Technologies, Limited (ADR)           872,900*
     15,600  Satyam Infoway, Limited (ADR)                 604,500*
     21,335  Videsh Sanchar Nigam, Limited (GDR)           405,365
                                                       -----------
             Total India (Cost: $554,159)                1,882,765
                                                       -----------
             Singapore (7.4%)
     45,350  City Developments, Limited                    205,871
     39,000  DBS Group Holdings, Limited                   536,844
     47,581  Natsteel Electronics, Limited                 273,134
          6  Oversea-Chinese Banking Corporation,
               Limited                                          41
     17,340  Singapore Press Holdings, Limited             339,243
                                                       -----------
             Total Singapore (Cost: $1,271,584)          1,355,133
                                                       -----------
             South Korea (21.9%)
      2,065  Cheil Jedang Corporation                      106,041
     10,000  Dauo Technology, Incorporated                 144,144
      9,533  Housing & Commercial Bank, Korea              163,177*
      6,869  Korea Telecom Corporation                     469,072*
      7,652  Korea Telecom Corporation (ADR)               263,994
      4,083  L.G. Chemical, Limited                         93,799
      2,344  Pohang Iron & Steel Company, Limited          186,963
      5,569  Samsung Electronics Company, Limited        1,505,135
      4,000  SK Telecom Company, Limited                 1,063,063
                                                       -----------
             Total South Korea (Cost: $2,941,116)        3,995,388
                                                       -----------
             Taiwan (22.0%)
     22,387  Accton Technology Corporation (GDR)           112,495*
     13,078  Advanced Semiconducter Engineering,
               Incorporated (GDR)                          235,404*
        212  Asustek Computer, Incorporated (144A)
               (GDR)                                         2,798***
     33,561  Asustek Computer, Incorporated (GDR)          443,005*
      7,016  Formosa Growth Fund, Limited                  195,255*
     19,000  GigaMedia, Limited                            456,000*
     20,958  Siliconware Precision Industries Company
               (GDR)                                       284,505*
      9,073  Synnex Technology International
               Corporation (GDR)                           244,301*

See accompanying notes to financial statements.

                                                                               3
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TCW Galileo Asia Pacific Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

 Number of
  Shares                                                  Value
-----------                                            -----------

             Taiwan (Continued)
    198,221  Taiwan Semiconductor Manufacturing
               Company, Limited (Local Shares)         $ 1,273,217**
      6,590  Winbond Electronics Corporation (144A)
               (GDR)                                       207,915***
     17,900  Winbond Electronics Corporation (GDR)         564,745*
                                                       -----------
             Total Taiwan (Cost: $3,954,673)             4,019,640
                                                       -----------
             Thailand (Cost: $169,647) (0.9%)
     14,131  Advanced Info Service Public Company,
               Limited (Foreign)                           165,461*
                                                       -----------
             Total Common Stock (Cost: $12,682,334)
               (94.9%)                                  17,349,565
                                                       -----------

 Principal
  Amount     Short-Term Investments
-----------  ----------------------

$     3,642  Foreign Currency Call Accounts                  3,642
    987,002  Investors Bank & Trust Depository
               Reserve, 4.85%, due 05/01/00                987,002
    122,579  American Express Co., 6.09%, due
               05/22/00                                    122,579***
    204,299  American Express Co., 6.1%, due 05/01/00      204,299***
    163,439  Bank of America, 6.18%, due 06/20/00          163,439***
     81,720  Bank of Nova Scotia, 6.05%, due 05/08/00       81,720***
    163,439  BNP Paribas, S.A., 6.05%, due 05/10/00        163,439***
    163,439  Credit Agricole, 6%, due 05/03/00             163,439***
    440,762  Fleet National Bank, 6.193%, due
               10/31/00                                    440,762***
    500,000  Merrimac Money Market Fund                    500,000***
     81,720  Morgan Stanley Dean Witter & Co., 6.15%,
               due 11/22/00                                 81,720***
                                                       -----------
             Total Short-Term Investments (Cost:
               $2,912,041) (15.9%)                       2,912,041
                                                       -----------
             Total Investments (Cost: $15,594,375)
               (110.8%)                                 20,261,606
             Liabilities in Excess of Other Assets
               (-10.8%)                                 (1,969,494)
                                                       -----------
             Net Assets (100.0%)                       $18,292,112
                                                       ===========

Notes to the Schedule of Investments:

  *  Non-income producing.
 **  Restricted security (Note 9).
***  Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

4
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Investments by Industry (Unaudited)                               April 30, 2000


                                                           Percentage of
       Industry                                             Net Assets
       --------                                            -------------

       Banking                                                   6.9%
       Beverages, Food & Tobacco                                 0.6
       Chemicals                                                 0.5
       Communications                                           12.9
       Computer Services                                         2.5
       Computer Software & Services                             17.2
       Electrical Equipment                                      1.5
       Electronics                                              22.2
       Industrial--Diversified                                   6.6
       Investment Companies                                      1.1
       Media--Broadcasting & Publishing                          2.1
       Metals                                                    1.0
       Radio Telephone Communications                            0.9
       Real Estate                                              10.0
       Retailers                                                 1.9
       Telecommunications                                        1.2
       Telephone Communications, exc. Radio                      5.8
       Short-Term Investments                                   15.9
                                                               -----
         Total                                                 110.8%
                                                               =====


See accompanying notes to financial statements.

TCW Galileo Emerging Markets Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)



 Number of
  Shares     Equity Securities                                      Value
-----------  -----------------                                   -----------

             Common Stock

             Argentina (2.0% of Net Assets)
      7,987  Banco de Galicia y Buenos Aires, S.A. (ADR)         $   138,275
      7,187  Banco Frances, S.A. (ADR)                               141,943
     15,558  PC Holdings, S.A. (ADR)                                 238,232
     59,078  Siderca, S.A.                                           125,921
      8,455  Telecom Argentina STET--France Telecom, S.A.,
               Series B (ADR)                                        236,212
     10,183  Telefonica de Argentina, Sociedad Anonima, Series B
               (ADR)                                                 357,678
                                                                 -----------
             Total Argentina (Cost: $1,275,538)                    1,238,261
                                                                 -----------
             Brazil (1.4%)
     13,100  Companhia Paranaenae de Energia (COPEL) (ADR)            96,613
     21,273  Souza Cruz, S.A.                                        129,498
     26,280  Telecomunicacoes de S.P. (ADR)                          663,570
                                                                 -----------
             Total Brazil (Cost: $923,637)                           889,681
                                                                 -----------
             Chile (2.0%)
     10,308  Banco Santander Chile (ADR)                             152,687
      7,718  Compania Cervecerias Unidas, S.A. (ADR)                 172,208
     12,906  Compania de Telecomunicaciones de Chile, S.A.,
               Series A (ADR)                                        238,761
     11,490  Distribucion y Servicio D&S, S.A. (ADR)                 195,330
      8,760  Embotelladora Andina, S.A., Series A (ADR)              101,835
     11,026  Vina Concha y Toro, S.A. (ADR)                          423,123
                                                                 -----------
             Total Chile (Cost: $1,380,720)                        1,283,944
                                                                 -----------
             Greece (4.4%)
     12,546  Alpha Credit Bank, S.A.                                 693,540
     18,200  Hellenic Petroleum, S.A.                                196,232*
     30,966  Hellenic Telecommunication Organization, S.A.           699,669
      9,888  Intracom, S.A.                                          354,034
     11,878  National Bank of Greece, S.A.                           508,713
     13,280  Panafon, S.A.                                           160,295*
      4,260  Titan Cement Company, S.A.                              172,170
                                                                 -----------
             Total Greece (Cost: $3,222,402)                       2,784,653
                                                                 -----------
             Hong Kong (7.3%)
    322,000  China Telecom (Hong Kong), Limited                    2,325,186*
    619,896  Cosco Pacific, Limited                                  368,053
    955,198  Huaneng Power International, Incorporated               218,269
  1,465,100  Legend Holdings, Limited                              1,702,139
                                                                 -----------
             Total Hong Kong (Cost: $3,004,027)                    4,613,647
                                                                 -----------
             Hungary (1.7%)
     89,284  Magyar Tavkozlesi Rt.                                   612,240
      3,691  Mol Magyar Olaj-es Gazipari Rt. (144A) (GDR)             65,054**

See accompanying notes to financial statements.

6
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                                                                  April 30, 2000


 Number of
  Shares                                                            Value
-----------                                                      -----------

             Hungary (Continued)
      4,647  Mol Magyar Olaj-es Gazipari Rt. (GDR)               $    81,903*
      6,404  OTP Bank Rt.                                            284,154
                                                                 -----------
             Total Hungary (Cost: $951,482)                        1,043,351
                                                                 -----------
             India (6.6%)
     14,128  Infosys Technologies, Limited (ADR)                   2,867,984*
     11,000  Satyam Infoway, Limited (ADR)                           426,250*
     43,483  Videsh Sanchar Nigam, Limited (GDR)                     826,177
                                                                 -----------
             Total India (Cost: $2,776,451)                        4,120,411
                                                                 -----------
             Israel (2.7%)
     78,203  Bank Hapoalim, Limited                                  239,920
     63,860  Bank Leumi Le-Israel                                    138,610*
     39,190  Bezeq Israeli Telecommunications Corporation,
               Limited                                               207,716*
      7,199  Blue Square Chain Investments & Properties, Limited      98,772*
      4,646  ECI Telecommunications, Limited                         129,217
     16,703  Elbit Systems, Limited                                  236,603
      3,434  NICE-Systems, Limited (ADR)                             224,712*
      3,260  Partner Communications Company, Limited (GDR)            34,841*
      9,250  Teva Pharmaceutical Industries, Limited (ADR)           407,000
                                                                 -----------
             Total Israel (Cost: $1,396,713)                       1,717,391
                                                                 -----------
             Mexico (12.0%)
     34,326  Alfa, S.A. de C.V.                                      106,039
     19,661  Apasco, S.A. de C.V.                                    118,968
     18,608  Cemex, S.A. de C.V. (ADR)                               407,050*
    483,098  Cifra, S.A. de C.V., Series C                         1,028,250*
     12,463  Fomento Economico Mexicano, S.A. de C.V., Series B
               (ADR)                                                 514,099
     53,670  Grupo Carso, S.A. de C.V., Series A1                    182,318*
     89,300  Grupo Financiero Banamex, S.A. de C.V., Series O        322,314*
     90,718  Grupo Industrial Bimbo, S.A. de C.V., Series A          117,298
     46,105  Grupo Mexico, S.A., Series B                            187,944*
    184,188  Grupo Modelo, S.A. de C.V., Series C                    391,057
     15,484  Grupo Televisa, S.A. de C.V. (GDR)                      982,266*
     91,748  Kimberly-Clark de Mexico, S.A. de C.V., Series A        295,113
     75,074  Organizacion Soriana, S.A., Series B                    298,861*
     43,776  Telefonos de Mexico, S.A. de C.V. (ADR)               2,574,576
                                                                 -----------
             Total Mexico (Cost: $6,701,807)                       7,526,153
                                                                 -----------
             Poland (2.0%)
      3,637  Bank Rozwoju Eksportu, S.A.                             113,783
      5,198  Bank Slaski, S.A.                                       313,622
     43,381  Electrim Spolka Akcyjna, S.A.                           542,868*
             Poland (Continued)
     18,199  Telekomunikacja Polska, S.A.                            133,392
     15,965  Telekomunikacja Polska, S.A. (144A)
               (GDR)                                                 122,531***
                                                                 -----------
             Total Poland (Cost: $963,194)                         1,226,196
                                                                 -----------

See accompanying notes to financial statements.

                                                                               7
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TCW Galileo Emerging Markets Equities Fund
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Schedule of Investments (Unaudited) (Continued)


 Number of
  Shares                                                            Value
-----------                                                      -----------

             Russia (1.4%)
      5,725  OAO Lukoil Holdings (ADR)                           $   343,500
      8,125  RAO Unified Energy (ADR)                                149,297
      8,825  Rostelecom (ADR)                                        171,536
     14,650  Surgutneftegaz (ADR)                                    217,919
                                                                 -----------
             Total Russia (Cost: $814,654)                           882,252
                                                                 -----------
             South Africa (8.2%)
     17,549  Anglo American Platinum Corporation, Limited            424,114
     17,704  Anglo American, PLC                                     749,798
      8,467  Anglogold, Limited                                      321,911
     17,588  De Beers Centenary, AG                                  360,261
        938  Edgars Consolidated Stores, Limited                       8,929
     77,076  Johnnies Industrial Corporation, Limited              1,135,809
     43,797  Liberty Life Association of Africa, Limited             409,830
     31,756  Nedcor Investment Bank Holdings                          13,571*
     29,763  Nedcor, Limited                                         564,032
     52,794  Rembrandt Group, Limited                                409,220
    385,308  Sanlam, Limited (Foreign)                               457,078*
     43,482  South African Breweries, PLC                            320,380
                                                                 -----------
             Total South Africa (Cost: $5,031,213)                 5,174,933
                                                                 -----------
             South Korea (15.3%)
      3,391  Cheil Jedang Corporation                                174,132
     15,883  Kookmin Bank                                            171,708
     16,715  Korea Telecom Corporation                             1,141,439*
     19,489  Korea Telecom Corporation (ADR)                         672,371
      6,766  L.G. Chemical, Limited                                  155,435
     14,372  Pohang Iron & Steel Company, Limited                  1,146,342
     12,606  Samsung Electronics Company, Limited                  3,407,027
     10,400  SK Telecom Company, Limited                           2,763,964
                                                                 -----------
             Total South Korea (Cost: $8,640,161)                  9,632,418
                                                                 -----------
             Taiwan (14.7%)
     95,377  Acer, Incorporated (GDR)                              1,013,381*
     28,339  ASE Test, Limited                                       839,543*
        196  Asustek Computer, Incorporated (144A) (GDR)               2,587***
     46,318  Asustek Computer, Incorporated (GDR)                    611,398*
     20,874  Formosa Growth Fund, Limited                            580,923*
     20,000  GigaMedia, Limited                                      480,000*
      3,839  Synnex Technology International Corporation (GDR)       103,354*
     14,800  Taiwan Semiconductor Manufacturing Company, Limited
               (ADR)                                                 774,225*
    526,610  Taiwan Semiconductor Manufacturing Company, Limited
               (Local Shares)                                      3,382,529**
             Taiwan (Continued)
      3,780  Winbond Electronics Corporation (144A) (GDR)            119,259***
     41,638  Winbond Electronics Corporation (GDR)                 1,313,679*
                                                                 -----------
             Total Taiwan (Cost: $8,887,773)                       9,220,878
                                                                 -----------

See accompanying notes to financial statements.

8
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                                                                  April 30, 2000


 Number of
  Shares                                                            Value
-----------                                                      -----------

             Thailand (0.8%)
     21,500  Advanced Info Service Public Company, Limited
               (Foreign)                                         $   251,746*
    155,607  Bangkok Bank Public Company, Limited (Foreign)          263,498*
                                                                 -----------
             Total Thailand (Cost: $719,106)                         515,244
                                                                 -----------
             Turkey (6.9%)
 33,040,946  Akbank, T.A.S.                                          742,827
 14,932,868  Akcansa Cimento, A.S.                                   329,617
 10,483,953  Arcelik, A.S.                                           891,376
  1,012,019  Migros Turk, T.A.S.                                     686,704
 18,191,465  Turkiye Is Bankasi, A.S., Series C                      996,426
 21,299,477  Yapi Ve Kredi Bankasi, A.S.                             679,104
                                                                 -----------
             Total Turkey (Cost: $2,062,610)                       4,326,054
                                                                 -----------
             Venezuela (Cost: $145,506) (0.2%)
      4,800  Companhia Anonima Nacional Telefonos de Venezuela
               (ADR)                                                 139,200
                                                                 -----------
             Total Common Stock (Cost: $48,896,994) (89.6%)       56,334,667
                                                                 -----------


             Preferred Stock
             ---------------
             Brazil (8.5%)
 49,498,924  Banco Bradesco, S.A.                                    361,586
  4,337,959  Banco Itau, S.A.                                        324,087
     11,818  Companhia Cervejaria Brahma (ADR)                       183,179
      9,758  Companhia Energetica de Minas Gerais, S.A. (CEMIG)
               (ADR)                                                 145,150
     10,357  Companhia Vale do Rio Doce                              256,202
     28,870  Embratel Participacoes, S.A. (ADR)                      649,575
  4,474,985  Petroleo Brasileiro, S.A. (PETROBRAS)                 1,065,131
      4,968  Tele Centro Sul Participacoes, S.A. (ADR)               316,710
      7,562  Telecomunicacoes Brasileiras, S.A. (ADR)                893,734*
     32,233  Tele Norte Leste Participacoes, S.A. (TELEMAR)
               (ADR)                                                 574,142
      8,120  Telesp Celular Participacoes, S.A. (ADR)                358,295
      9,495  Uniao de Bancos Brasileiros, S.A. (UNIBANCO) (GDR)      236,782
                                                                 -----------
             Total Preferred Stock (Cost: $4,720,979) (8.5%)       5,364,573
                                                                 -----------
             Total Equity Securities (Cost: $53,617,973) (98.1%)  61,699,240
                                                                 -----------

See accompanying notes to financial statements.

                                                                               9
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TCW Galileo Emerging Markets Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)


 Principal
  Amount     Short-Term Investments
-----------  ----------------------

$    20,715  Foreign Currency Call Accounts                      $    20,715
  1,122,332  Investors Bank & Trust Depository Reserve, 4.85%,
               due 05/01/00                                        1,122,332
                                                                 -----------
             Total Short-Term Investments (Cost: $1,143,047)
               (1.8%)                                              1,143,047
                                                                 -----------
             Total Investments (Cost: $54,761,020) (99.9%)        62,842,287
             Excess of Other Assets over Liabilities (0.1%)           64,582
                                                                 -----------
             Net Assets (100.0%)                                 $62,906,869
                                                                 ===========


Notes to the Schedule of Investments:

  *  Non-income producing.
 **  Restricted security (Note 9).

See accompanying notes to financial statements.

10
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Investments by Industry (Unaudited)                               April 30, 2000



                                                            Percentage of
     Industry                                                 Net Assets
     --------                                               -------------

     Aerospace/Defense                                               0.4%
     Banking                                                        11.3
     Beverages, Food & Tobacco                                       4.0
     Building Materials                                              1.6
     Chemicals                                                       0.3
     Commercial Services                                             1.0
     Communications                                                  9.0
     Computer Services                                               0.8
     Computer Software & Services                                   10.7
     Cosmetics & Personal Care                                       0.5
     Electric Utilities                                              1.0
     Electronics                                                    15.6
     Energy & Oil Services                                           0.5
     Financial Services                                              0.5
     Food Retailers                                                  1.3
     Home Construction, Furnishings & Appliances                     1.4
     Industrial--Diversified                                         5.6
     Insurance                                                       1.4
     Investment Companies                                            0.9
     Media--Broadcasting & Publishing                                1.6
     Metals                                                          2.0
     Mining                                                          1.8
     Oil & Gas                                                       2.6
     Pharmaceuticals                                                 0.6
     Radio Telephone Communications                                  1.2
     Retail                                                          2.4
     Telecommunications                                              0.2
     Telegraph & Other Communications                                3.5
     Telephone Communications, exc. Radio                           14.4
     Short-Term Investments                                          1.8
                                                              ----------
       Total                                                        99.9%
                                                              ==========

See accompanying notes to financial statements.

TCW Galileo Emerging Markets Income Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


  Principal
   Amount      Fixed Income Securities                              Value
-------------  -----------------------                           ------------


               Algeria (Cost: $3,101,125) (3.4% of Net Assets)
$   4,813,000  The People's Democratic Republic of Algeria,
                 U.B.A.F. as Agent, Rescheduling Deed dated
                 June 27, 1996, Tranche 3, Variable Rate based
                 on Six Month LIBOR +0.8125%, due 2000-2010      $  3,609,750
                                                                 ------------
               Argentina (Cost: $9,052,745) (9.0%)
    9,620,000  Republic of Argentina, 11.75%, due 04/07/09          9,446,840
                                                                 ------------

               Brazil (15.0%)
    2,125,000  Republic of Brazil, 12.75%, due 01/15/20             2,032,031
   13,066,000  Republic of Brazil, 14.5%, due 10/15/09             13,765,031
                                                                 ------------
               Total Brazil (Cost: $15,712,474)                    15,797,062
                                                                 ------------
               Bulgaria (Cost: $1,762,475) (1.8%)
    2,465,000  Republic of Bulgaria Discount Bonds,
                 Series A, Variable Rate based on Six Month
                 LIBOR +0.8125%, due 07/28/24                       1,879,562
                                                                 ------------
               China (Cost: $1,415,996) (1.3%)
    1,650,000  APP China Group, Limited, 14%, due 03/15/10          1,320,000
                                                                 ------------

               Colombia (Cost: $1,273,609) (1.0%)
    1,085,000  Republic of Colombia, 11.218%, due 08/13/05          1,033,463
                                                                 ------------

               Croatia (Cost: $90,252) (0.1%)
      116,455  Croatia Government National, Series A,
                 Variable Rate based on Six Month LIBOR
                 +0.8125%, due 07/31/10                               103,062
                                                                 ------------

               Dominican Republic (Cost: $1,106,159) (1.2%)
    1,250,000  Tricom S.A., 11.375%, due 09/01/04                   1,287,500
                                                                 ------------

               Hungary (Cost: $1,384,890) (1.1%)
EUR 1,300,000  Pannon Finance B.V., (144A), 7.75%, due 08/03/04     1,193,313*
                                                                 ------------

               India (2.4%)
    1,295,000  India Tata Electric, 7.875%, due 08/19/07            1,201,113
    1,325,000  Reliance Industries, Limited, 9.375%, due
                  06/24/26                                          1,320,031
                                                                 ------------
               Total India (Cost: $2,442,140)                       2,521,144
                                                                 ------------
               Indonesia (Cost: $1,411,375) (1.5%)
    1,785,000  Asia Pulp & Paper Global Finance
                 Company, Variable Rate based on Six Month
                 LIBOR +4%, due 10/04/01                            1,552,950
                                                                 ------------
               Kazakhstan (Cost: $1,929,525) (1.8%)
    1,950,000  Republic of Kazakhstan, 11.125%, due 05/11/07        1,940,250
                                                                 ------------

See accompanying notes to financial statements.

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                                                                  April 30, 2000


  Principal
   Amount                                                           Value
-------------                                                    ------------

               Mexico (15.4%)
$   1,145,000  Grupo Minero Mexico, Series A, 8.25%, due
                 04/01/08                                        $    927,450
    5,885,000  Mexico Global Bonds, 9.875%, due 02/01/10            6,068,906
    8,695,000  United Mexican States, 10.375%, due 02/17/09         9,138,445
                                                                 ------------
               Total Mexico (Cost: $15,938,335)                    16,134,801
                                                                 ------------
               Morocco (Cost: $1,552,586) (1.7%)
    1,950,274  The Kingdom of Morocco, Restructuring and
                 Consolidating Agreement dated September 20,
                 1990, Tranche A, Variable Rate based on Six
                 Month LIBOR +0.8125%, due 01/01/09                 1,740,619
                                                                 ------------
               Panama (Cost: $3,214,650) (3.1%)
    3,425,000  Republic of Panama, 9.375%, due 04/01/29             3,236,625
                                                                 ------------

               Philippines (3.7%)
    1,130,000  Ce Casecnan Water & Energy, Series A, 11.45%,
                 due 11/15/05                                       1,039,600*
    1,025,000  Philippines Long Distance, 9.875%, due 08/01/05        991,103
    1,950,000  Republic of Philippines, 9.875%, due 03/16/10        1,836,413
                                                                 ------------
               Total Philippines (Cost: $3,894,124)                 3,867,116
                                                                 ------------
               Poland (4.5%)
    1,500,000  Netia Holdings B.V., 10.25%, due 11/01/07            1,275,000
PLN 6,074,000  Poland Government Bonds, 0%, due 12/21/01            1,043,099
    1,060,223  Poland Government Bonds, 0%, due 02/12/05              964,803
    1,400,000  PTC International Finance II, S.A., 11.25%, due
                 12/01/09                                           1,393,000*
                                                                 ------------
               Total Poland (Cost: $4,894,894)                      4,675,902
                                                                 ------------
               Russia (11.2%)
      820,000  Russian Federation, (144A), 12.75%, due 06/24/28,
                 Par Put 06/24/08                                     664,200*
   13,765,000  Russian Federation, (Reg. S), 12.75%, due
                 06/24/28, Par Put 06/24/08                        11,149,650*
                                                                 ------------
               Total Russia (Cost: $8,212,140)                     11,813,850
                                                                 ------------
               Slovakia (Cost: $1,580,963) (1.4%)
EUR 1,625,000  Slovak Wireless, 11.25%, due 03/30/07                1,487,940*
                                                                 ------------
               South Africa (2.7%)
    1,575,000  Republic of South Africa, 9.125%, due 05/19/09       1,531,688
ZAR 9,713,532  Republic of South Africa, 13%, due 08/31/10          1,319,901
                                                                 ------------
               Total South Africa (Cost: $3,059,289)                2,851,589
                                                                 ------------
               South Korea (3.6%)
    1,315,000  Hanvit Bank, 11.75%, due 03/01/10                    1,296,919
    1,150,000  Korea Chohung Bank, 11.5%, due 04/01/10              1,131,313
    1,450,000  Korea Hyundai Semiconductor, 8.25%, due 05/15/04     1,311,380
                                                                 ------------
               Total South Korea (Cost: $3,791,092)                 3,739,612
                                                                 ------------

See accompanying notes to financial statements.

                                                                              13
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TCW Galileo Emerging Markets Income Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

  Principal
   Amount                                                           Value
-------------                                                    ------------


               Tunisia (Cost: $1,905,038) (2.0%)
$   2,280,000  Banque Cent de Tunisie, 8.25%, due 09/19/27       $  2,063,400
                                                                 ------------
               Turkey (5.2%)
    1,265,000  Cellco Finance, 12.75%, due 08/01/05                 1,298,206
    2,000,000  Republic of Turkey, 12%, due 12/15/08                2,137,500
    1,920,000  Republic of Turkey, 12.375%, due 06/15/09            2,076,000
                                                                 ------------
               Total Turkey (Cost: $5,400,269)                      5,511,706
                                                                 ------------
               Ukraine (Cost: $1,233,375) (1.1%)
    1,950,000  Ukraine Government, 11%, due 03/15/07                1,131,000
                                                                 ------------
               Venezuela (Cost: $2,293,350) (2.4%)
    2,770,000  Republic of Venezuela, 13.625%, due 08/15/18         2,506,850
                                                                 ------------
               Total Fixed Income Securities (Cost: $97,652,870)
                 (97.6%)                                          102,445,906
                                                                 ------------


               Short-Term Investments (Cost: $1,484,337) (1.4%)
               ------------------------------------------------

    1,484,337  Investors Bank & Trust Depository Reserve, 4.85%,
                 due 05/01/00                                       1,484,337
                                                                 ------------
               Total Investments (Cost: $99,137,207) (99.0%)      103,930,243
               Excess of Other Assets over Liabilities (1.0%)       1,077,250
                                                                 ------------
               Net Assets (100.0%)                               $105,007,493
                                                                 ============


Notes to the Schedule of Investments:

EUR - Euro Currency.
PLN - Polish Zloty.
ZAR - South African Rand.
  *  Restricted security (Note 9).

See accompanying notes to financial statements.

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Investments by Industry (Unaudited)                               April 30, 2000


                                                                Percentage of
     Industry                                                     Net Assets
     --------                                                   -------------

     Banking                                                             4.3%
     Chemicals                                                           1.3
     Computer Software & Services                                        2.5
     Electric Utilities                                                  2.1
     Electronics                                                         1.3
     Financial Services                                                  1.3
     Government                                                         76.5
     Medical Supplies                                                    0.9
     Paper & Forest Products                                             1.5
     Radio Telephone Communications                                      1.1
     Telecommunications                                                  0.9
     Telephone Communications, exc. Radio                                3.9
     Short-Term Investments                                              1.4
                                                                  ----------
       Total                                                            99.0%
                                                                  ==========

See accompanying notes to financial statements.

                                                                              15
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TCW Galileo European Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Number of
 Shares     Equity Securities                                       Value
---------   -----------------                                    -----------

            Common Stock

            Finland (5.4% of Net Assets)
    30,912  Nokia OYJ                                            $ 1,777,144
    50,000  Outokumpo OYJ                                            589,937
    16,853  Sonera OYJ                                               928,963
                                                                 -----------
            Total Finland (Cost: $1,242,930)                       3,296,044
                                                                 -----------
            France (14.8%)
    29,585  Alstom                                                   738,834
    10,153  Axa, S.A.                                              1,508,740
    23,623  Credit Lyonnais, S.A.                                    922,257*
     6,499  Galaries Lafayette                                     1,107,864
    16,027  Lagardere Groupe                                       1,087,864
     5,273  PSA Peugeot Citreon, S.A.                              1,093,443
     2,400  Sr Teleperformance                                       638,499
    13,197  Total Fina, S.A.                                       2,006,770
                                                                 -----------
            Total France (Cost: $7,214,230)                        9,104,271
                                                                 -----------
            Germany (15.6%)
    21,572  Bayerische Hypo-Und Vereinsbank AG                     1,338,454
    32,500  Bayerische Motoren Werke AG                              866,114
    17,349  Deutsche Bank AG                                       1,168,113
    11,300  Deutsche Telekom AG                                      725,828
    19,900  Fresenius Medical Care AG                              1,468,602
     9,500  Infineon Technologies AG                                 655,650*
     2,140  SAP AG                                                 1,006,073
     6,200  Siemans AG                                               916,803
    12,500  Singulus Technologies AG                               1,420,177
                                                                 -----------
            Total Germany (Cost: $9,498,499)                       9,565,814
                                                                 -----------
            Great Britain (25.0%)
     3,852  Baltimore Technologies, PLC                              389,365
   225,102  BP Amoco, PLC                                          1,952,170
   155,000  British Airways, PLC (Ordinary Shares)                   806,653
       297  British Telecommunications, PLC                            5,346
   345,361  Centrica, PLC                                          1,231,530
    71,000  Future Network, PLC                                      835,606*
   126,834  HSBC Holdings, PLC                                     1,410,399
    15,607  NDS Group, PLC (ADR)                                     881,796*
    29,833  Pearson, PLC                                           1,031,626
    60,443  PizzaExpress, PLC                                        687,727
    61,106  Prudential, PLC                                          942,318
   110,000  Shell Transport & Trading Company (ADR)                  898,909
   110,700  SmithKline Beecham, PLC                                1,520,989
   598,732  Vodafone Group, PLC                                    2,757,748
                                                                 -----------
            Total Great Britain (Cost: $12,311,000)               15,352,182
                                                                 -----------

See accompanying notes to financial statements.

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                                                                  April 30, 2000


Number of
  Shares                                                            Value
----------                                                       -----------

            Ireland (5.2%)
       183  CRH, PLC                                             $     2,933
   192,000  Eircom, PLC                                              677,858*
    28,400  Elan Corporation, PLC (ADR)                            1,217,650*
   153,050  Ryanair Holdings, PLC                                  1,275,911*
                                                                 -----------
            Total Ireland (Cost: $2,343,332)                       3,174,352
                                                                 -----------
            Italy (Cost: $999,873) (1.7%)
   270,000  Banca Intesa S.p.A                                     1,007,112
                                                                 -----------
            Netherlands (17.5%)
    34,938  ASM Lithography Holding, N.V.                          1,368,777*
    70,500  BE Semiconductor Industries, N.V.                      1,432,386*
    15,379  Equant, N.V.                                           1,193,105*
    43,500  Fortis (NL), N.V.                                      1,096,245
    34,508  Getronics, N.V.                                        1,031,240*
    34,000  Koninklijke (Royal) Philips Electronics, N.V.          1,520,061*
    50,907  Libertel, N.V.                                           895,160*
     6,812  ST Microelectronics, N.V.                              1,302,726*
    24,762  United Pan-Europe Communications, N.V.                   903,103*
                                                                 -----------
            Total Netherlands (Cost: $7,198,309)                  10,742,803
                                                                 -----------
            Portugal (Cost: $686,001) (1.2%)
    47,667  Telecel Comunicacoes Pessoais                            755,672
                                                                 -----------
            Spain (Cost: $700,057) (2.4%)
    64,900  Telefonica, S.A.                                       1,447,512*
                                                                 -----------
            Sweden (Cost: $585,218) (1.7%)
    11,870  Ericsson AB                                            1,056,921*
                                                                 -----------
            Switzerland (6.9%)
     2,021  Adecco, S.A.                                           1,662,335
     1,360  Roche Holding AG                                       1,423,798
     2,680  Zurich Allied AG                                       1,141,917
                                                                 -----------
            Total Switzerland (Cost: $3,501,170)                   4,228,050
                                                                 -----------
            Total Common Stock (Cost: $46,280,619) (97.4%)        59,730,733
                                                                 -----------


            Preferred Stock
            ---------------

            Germany (Cost: $611,029) (1.0%)
       260  Porsche AG                                               646,699
                                                                 -----------
            Total Equity Securities (Cost: $46,891,648) (98.4%)   60,377,432
                                                                 -----------


Principal
  Amount    Short-Term Investments
---------   ----------------------

$   17,666  Foreign Currency Call Accounts                            17,666
   797,155  Investors Bank & Trust Depository Reserve, 4.85%,
               due 05/01/00                                          797,155
   580,902  American Express Co., 6.063%, due 05/10/00               580,902**
   580,902  American Express Co., 6.09%, due 05/22/00                580,902**

See accompanying notes to financial statements.

                                                                              17
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TCW Galileo European Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

Principal
  Amount    Short-Term Investments (continued)                      Value
----------  ----------------------------------                   -----------

$1,444,704  American Express Co., 6.1%, due 05/01/00             $ 1,444,704**
   774,536  Bank of America, 6.18%, due 06/20/00                     774,536**
   387,268  Bank of Nova Scotia, 6.05%, due 05/08/00                 387,268**
   774,536  BNP Paribas, S.A., 6.05%, due 05/10/00                   774,536**
 1,170,369  Credit Agricole, 6%, due 05/03/00                      1,170,369**
   975,457  Fleet National Bank, 6.193%, due 10/31/00                975,457**
 2,229,524  Merrimac Money Market Fund                             2,229,524**
   187,268  Morgan Stanley Dean Witter & Co., 6.15%, due
              11/22/00                                               187,268**
                                                                 -----------
            Total Short-Term Investments (Cost: $9,920,287)
              (16.2%)                                              9,920,287
                                                                 -----------
            Total Investments (Cost: $56,811,935) (114.6%)        70,297,719
            Liabilities in Excess of Other Assets (-14.6%)        (8,949,869)
                                                                 -----------
            Net Assets (100.0%)                                  $61,347,850
                                                                 ===========


Notes to the Schedule of Investments:

  *  Non-income Producing.
 **  Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

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Investments by Industry (Unaudited)                               April 30, 2000



                                                               Percentage of
     Industry                                                    Net Assets
     --------                                                  -------------

     Advertising                                                        1.0%
     Airlines                                                           3.4
     Automotive                                                         4.2
     Banking                                                            9.5
     Commercial Services                                                2.7
     Communications                                                     4.0
     Computer Software & Services                                       5.9
     Electronics                                                       12.6
     Heavy Machinery                                                    2.7
     Industrial--Diversified                                            1.8
     Insurance                                                          7.6
     Media--Broadcasting & Publishing                                   6.0
     Medical Supplies                                                   2.4
     Metals                                                             1.0
     Oil & Gas                                                          9.9
     Pharmaceuticals                                                    6.8
     Radio Telephone Communications                                     7.2
     Restaurants                                                        1.1
     Retailers                                                          1.8
     Telegraph & Other Communications                                   1.7
     Telephone Communications, exc. Radio                               5.1
     Short-Term Investments                                            16.2
                                                                 ----------
       Total                                                          114.6%
                                                                 ==========

See accompanying notes to financial statements.

TCW Galileo International Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Number of
  Shares    Common Stock                                            Value
---------   ------------                                         -----------

            Australia (1.1% of Net Assets)
    13,000  AMP, Limited                                         $   113,938
   150,000  Goodman Fielder, Limited                                 111,309
    30,000  Telstra Corporation                                      128,663
    45,000  Western Mining Corporation Holding, Limited              186,947
                                                                 -----------
            Total Common Stock (Cost: $633,209) (1.1%)               540,857
                                                                 -----------


            TCW Galileo Funds
            -----------------

   135,124  TCW Galileo Asia Pacific Equities Fund                 1,394,478
    84,666  TCW Galileo Emerging Markets Equities Fund               827,187
 2,134,139  TCW Galileo European Equities Fund                    34,082,198
   694,759  TCW Galileo Japanese Equities Fund                    10,914,657
    43,715  TCW Galileo Latin America Equities Fund                  518,464
   273,096  TCW Galileo Money Market Fund                            273,096
                                                                 -----------
            Total TCW Galileo Funds (Cost: $29,399,139) (96.4%)   48,010,080
                                                                 -----------


Principal
  Amount    Short-Term Investments (Cost: $1,263,515) (2.6%)
----------  ------------------------------------------------

$1,263,515  Investors Bank & Trust Depository Reserve, 4.85%,
              due 05/01/00                                         1,263,515
                                                                 -----------
            Total Investments (Cost: $31,295,863) (100.1%)        49,814,452
            Liabilities in Excess of Other Assets (-0.1%)            (26,624)
                                                                 -----------
            Net Assets (100.0%)                                  $49,787,828
                                                                 ===========

See accompanying notes to financial statements.

20
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TCW Galileo Japanese Equities Fund                                        [LOGO]

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Schedule of Investments (Unaudited)                               April 30, 2000


      Number of
      Shares or
      Warrants    Common Stock                                      Value
    ------------  ------------                                   -----------


                  Japan (92.7% of Net Assets)
          12,750  Aiful Corporation                              $ 1,286,091
             250  Aloka Company, Limited, Warrants 1997, expire
                    09/25/01                                          72,807*
         100,000  Asahi Organic Chemicals Industry Company,
                    Limited                                          575,606
          29,000  Bodysonic Company, Limited                         370,350*
          22,000  Bridgestone Corporation                            477,420
          39,000  Canon Chemicals, Incorporated                      382,565
          35,000  Canon, Incorporated                              1,600,037
         168,000  Cosmo Securities Company, Limited                  421,321*
          12,000  Eisai Company, Limited                             349,806
           9,000  Focus System Corporation                           320,655*
          48,000  Fujitsu, Limited                                 1,359,245
          27,000  Futaba Industrial Company, Limited                 286,591
             600  Hikari Tsushin, Incorporated                        86,619
           5,900  Hirose Electronics Company, Limited                713,067
          60,000  Hitachi, Limited                                   716,269
          20,000  Honda Motor Company, Limited                       893,948
         270,000  Kawasaki Steel Corporation                         419,767*
          49,000  Kawasumi Laboratories, Incorporated                435,314
          58,000  Kissel Pharmaceutical Company                      950,564
           5,000  Kyocera Corporation                                836,110
              15  Kyoto Kimino Yuzen Company, Limited                 91,246
          55,000  Lux Corporation                                    503,378*
          43,000  Matsushita Electric Industrial Company,
                    Limited                                        1,138,071
          41,300  Megane Top Company, Limited                      1,146,585
          50,000  Mitsubishi Electric Company                        427,078
           2,100  Mobilephone Telecommunications International,
                    Limited                                          415,880
           8,000  Murata Manufacturing Company, Limited            1,554,692
          20,000  Nichicon Corporation                               536,739
         153,000  Nikko Securities Company                         1,805,247
           6,000  Nintendo Corporation, Limited                      999,445
         385,000  Nippon Sanso Corporation                         1,015,408
           2,480  Nippon Telegraph & Telephone Corporation         3,075,328
          66,000  Nippon Thompson Company, Limited                   684,675
          26,600  Nissin Company, Limited                          1,132,334
             500  NTT Mobile Communication Network, Incorporated   1,670,368
         250,000  Renown, Incorporated                               277,624*
           5,300  Riso Kagaku Corporation                            147,140
           5,100  Rohm Company                                     1,708,495
          82,000  Sanwa Bank, Limited                                792,227
         101,000  Sanwa Shutter Corporation                          281,334
           6,000  Secom Company, Limited                             503,054
          96,000  Sekisui House, Limited                             879,511
         117,600  Senko Company, Limited                             205,686

See accompanying notes to financial statements.

                                                                              21
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TCW Galileo Japanese Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

   Number of
    Shares                                                          Value
----------------                                                 -----------

                  Japan (Continued)
          49,000  Sharp Corporation                              $   945,447
          30,000  Shimano, Incorporated                              558,023
          65,000  Shimura Kako Company, Limited                      324,820*
              40  Shin Nippon Air Technologies Company, Limited          127
          38,000  Shiseido Company                                   480,363
           5,100  Softbank Corporation                             1,255,414
          15,900  Sony Corporation                                 1,826,013*
          62,000  Sumitomo Bakelite Company, Limited                 682,195
           5,000  TDK Corporation                                    669,535
          34,643  The Chrysalis Fund                               2,132,238
          20,000  Tokyo Electric Power Company, Incorporated         471,960
          25,000  Tokyo Ohka Kogyo Company, Limited                  475,430
           9,000  Tomen Electronics Company                          327,318
         109,000  Toppan Printing Company, Limited                 1,139,830
          80,000  Toshiba Corporation                                775,865
           3,000  Trend Micro, Incorporated                          449,750*
          23,700  Yamaichi Electronics Company, Limited              855,358
          70,000  Yamatake Corporation                               567,463
         152,000  Yodogawa Steel Works, Limited                      389,635
                                                                 -----------
                  Total Common Stock (Cost: $42,309,790) (92.7%)  47,872,481
                                                                 -----------


   Principal
     Amount       Convertible Securities
----------------  ----------------------

                  Japan (3.5%)
  JPY 72,000,000  Internet Initiative Japan, Incorporated, 1.75%,
                    due 03/31/05                                     461,410
$        650,000  MBL International Finance (Bermuda) Trust
                    Exchangeable Mitsubishi Bank, 3%, due
                    11/30/02                                         695,500
  JPY 25,000,000  Mimasu Semiconductor Industry Company,
                    Limited, 0.8%, due 05/31/06                      252,175*
  JPY 40,000,000  Sumitomo Bank International Finance N.V.C.,
                    0.75%, due 01/31/01                              422,913*
                                                                 -----------
                  Total Convertible Securities (Cost:
                    $2,031,339) (3.5%)                             1,831,998
                                                                 -----------

                  Short-Term Investments
                  ----------------------

       3,915,284  Foreign Currency Call Accounts                   3,915,284
         242,384  American Express Co., 6.063%, due 05/10/00         242,384**
         242,384  American Express Co., 6.09%, due 05/22/00          242,384**
         403,973  American Express Co., 6.1%, due 05/01/00           403,973**
         323,179  Bank of America, 6.18%, due 06/20/00               323,179**
         161,589  Bank of Nova Scotia, 6.05%, due 05/08/00           161,589**
          23,179  BNP Paribas, S.A., 6.05%, due 05/10/00              23,179**
         323,179  Credit Agricole, 6%, due 05/03/00                  323,179**

See accompanying notes to financial statements.

22
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                                                                  April 30, 2000


   Principal
     Amount       Short-Term Investments (Continued)                Value
----------------  ----------------------------------             -----------

$        243,082  Fleet National Bank, 6.193%, due 10/31/00      $   243,082**
       1,674,762  Merrimac Money Market Fund                       1,674,762**
         161,589  Morgan Stanley Dean Witter & Co., 6.15%, due
                    11/22/00                                         161,589**
                                                                 -----------
                  Total Short-Term Investments (Cost:
                    $7,714,584) (14.9%)                            7,714,584
                                                                 -----------
                  Total Investments (Cost: $52,055,651) (111.1%)  57,419,063
                  Liabilities in Excess of Other Assets (-11.1%)  (5,752,980)
                                                                 -----------
                  Net Assets (100.0%)                            $51,666,083
                                                                 ===========

Notes to the Schedule of Investments:
JPY - Japanese Yen.
  *  Non-income producing.
 **  Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

TCW Galileo Japanese Equities Fund
--------------------------------------------------------------------------------

Investments by Industry (Unaudited)                        April 30, 2000



                                                            Percentage of
     Industry                                                 Net Assets
     --------                                               -------------

     Apparel Retailers                                               0.2%
     Automotive                                                      3.2
     Banking                                                         3.7
     Chemicals                                                       4.4
     Commercial Services                                             2.2
     Communications                                                  3.7
     Computer Services                                               1.5
     Computer Software & Services                                    3.6
     Cosmetics & Personal Care                                       0.9
     Electric Utilities                                              0.9
     Electrical Equipment                                           15.1
     Electronics                                                    15.9
     Entertainment & Leisure                                         3.0
     Financial Services                                              9.0
     Heavy Machinery                                                 2.1
     Home Construction, Furnishings & Appliances                     2.7
     Industrial--Diversified                                         0.5
     Investment Companies                                            4.1
     Medical Supplies                                                1.0
     Metals                                                          2.2
     Pharmaceuticals                                                 2.5
     Radio Telephone Communications                                  3.2
     Retailers                                                       2.9
     Telecommunications                                              0.8
     Telephone Communications, exc. Radio                            6.0
     Textiles, Clothing & Fabrics                                    0.5
     Transportation                                                  0.4
     Short-Term Investments                                         14.9
                                                              ----------
       Total                                                       111.1%
                                                              ==========

See accompanying notes to financial statements.

TCW Galileo Latin America Equities Fund                                   [LOGO]

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)                               April 30, 2000


Number of
 Shares    Equity Securities                                        Value
---------  -----------------                                     ----------

           Common Stock

           Argentina (7.5% of Net Assets)
   1,749   Banco de Galicia y Buenos Aires, S.A. (ADR)           $   30,280
   1,700   Banco Frances, S.A. (ADR)                                 33,575
   7,060   CEI Citicorp Holdings, S.A.                               29,672*
   3,891   IRSA Inversiones y Representaciones, S.A.                 11,486
   3,363   PC Holdings, S.A. (ADR)                                   51,496
  14,850   Siderca, S.A.                                             31,652
   1,205   Telecom Argentina STET--France Telecom, S.A., Series
             B (ADR)                                                 33,665
   1,410   Telefonica de Argentina, Sociedad Anonima, Series B
             (ADR)                                                   49,526
                                                                 ----------
           Total Argentina (Cost: $268,618)                         271,352
                                                                 ----------
           Brazil (6.0%)
     610   Companhia Brasileira de Distribuicao Grupo Pao de
             Acucar (ADR)                                            17,385
   1,605   Companhia Vale do Rio Doce (ADR)                          39,322
      22   Itausa--Investimentos Itau, S.A.                              19
   3,450   Souza Cruz, S.A.                                          21,002
   5,585   Telecomunicacoes de S.P. (ADR)                           141,021
                                                                 ----------
           Total Brazil (Cost: $245,262)                            218,749
                                                                 ----------
           Chile (4.0%)
     230   Banco Santander Chile (ADR)                                3,407
     735   Compania Cervecerias Unidas, S.A. (ADR)                   16,400
   3,073   Compania de Telecomunicaciones de Chile, S.A., Series
             A (ADR)                                                 56,850
     600   Cristalerias de Chile, S.A. (ADR)                          9,750
     520   Distribucion y Servicio D&S, S.A. (ADR)                    8,840
   1,390   Embotelladora Andina, S.A., Series A (ADR)                16,159
     425   Sociedad Quimica y Minera de Chile, S.A. (ADR)            10,519
     650   Vina Concha y Toro, S.A. (ADR)                            24,944
                                                                 ----------
           Total Chile (Cost: $176,197)                             146,869
                                                                 ----------
           Colombia (Cost: $12,800) (0.4%)
   3,209   Bavaria CB                                                13,325
                                                                 ----------
           Latin America Regional (1.0%)
     215   FirstCom Corp.                                             4,461*
     430   StarMedia Network, Inc.                                    9,406*
     368   Terra Networks, S.A. (ADR)                                22,941*
                                                                 ----------
           Total Latin America Regional (Cost: $27,056)              36,808
                                                                 ----------
           Mexico (45.3%)
   7,525   Alfa, S.A. de C.V.                                        23,246
   4,225   Apasco, S.A. de C.V.                                      25,565
  18,500   Carso Global Telecom, S.A. de C.V., Series A-1            49,098*
   4,079   Cemex, S.A. de C.V. (ADR)                                 89,228*
 103,897   Cifra, S.A. de C.V., Series C                            221,140*

See accompanying notes to financial statements.

TCW Galileo Latin America Equities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

Number of
 Shares                                                            Value
---------                                                        ----------
           Mexico (Continued)
    9,500  DESC, S.A. de C.V., Series B                          $    6,696
    2,685  Fomento Economico Mexicano, S.A. de C.V., Series B
             (ADR)                                                  110,756
   12,124  Grupo Carso, S.A. de C.V., Series A1                      41,186*
   19,150  Grupo Financiero Banamex, S.A. de C.V., Series O          69,119*
   69,200  Grupo Financiero Bancomer, S.A. de C.V., Series O         30,853*
   19,882  Grupo Industrial Bimbo, S.A. de C.V., Series A            25,707
    8,950  Grupo Mexico, S.A., Series B                              36,484*
   26,895  Grupo Modelo, S.A. de C.V., Series C                      57,102
    3,405  Grupo Televisa, S.A. de C.V. (GDR)                       216,005*
   12,925  Kimberly-Clark de Mexico, S.A. de C.V., Series A          41,574
   16,115  Organizacion Soriana, S.A., Series B                      64,152*
    9,104  Telefonos de Mexico, S.A. de C.V. (ADR)                  535,429
                                                                 ----------
           Total Mexico (Cost: $1,552,770)                        1,643,340
                                                                 ----------
           Peru (1.9%)
   10,536  Cementos Lima, S.A., Class I                              10,306
    1,053  Compania de Minas Buenaventura, S.A., Series B (ADR)      18,164
    1,460  Credicorp, Limited (ADR)                                  15,422
    1,795  Telefonica del Peru, S.A., Series B (ADR)                 27,149
                                                                 ----------
           Total Peru (Cost: $72,203)                                71,041
                                                                 ----------
           Venezuela (Cost: $36,265) (0.9%)
    1,095  Companhia Anonima Nacional Telefonos de Venezuela
             (ADR)                                                   31,755
                                                                 ----------
           Total Common Stock (Cost: $2,391,171) (67.0%)          2,433,239
                                                                 ----------


           Preferred Stock
           ---------------

           Brazil (31.5%)
      440  Aracrus Celulose, S.A. (ADR)                               8,223
9,744,795  Banco Bradesco, S.A.                                      71,185
  768,000  Banco Itau, S.A.                                          57,377
1,364,000  Centrais Electricas Brasileiras, S.A. (ELETROBRAS)        22,494
    3,520  Companhia Cervejaria Brahma (ADR)                         54,560
    2,082  Companhia Energetica de Minas Gerais, S.A. (CEMIG)
             (ADR)                                                   30,969
   3,185   Companhia Paranaenae de Energia (COPEL) (ADR)             23,489
   2,768   Companhia Vale do Rio Doce                                68,472
   5,807   Embratel Participacoes, S.A. (ADR)                       130,658
   1,820   Gerdau, S.A. (ADR)                                        45,159
  28,157   Itausa - Investimentos Itau, S.A.                         24,152
 871,800   Petroleo Brasileiro, S.A. (PETROBRAS)                    207,505
     922   Tele Centro Sul Participacoes, S.A. (ADR)                 58,778
     630   Telecomunicacoes Brasileiras, S.A. (ADR)                  74,458*
   5,668   Tele Norte Leste Participacoes, S.A. (TELEMAR) (ADR)     100,963
           Brazil (Continued)
     880   Tele Sedeste Celular Participacoes, S.A. (ADR)            37,620
   1,940   Telesp Celular Participacoes, S.A. (ADR)                  85,603


See accompanying notes to financial statements.

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                                                  April 30, 2000


Number of
 Shares                                                            Value
---------                                                        ----------
           Brazil (Continued)
   1,310   Uniao de Bancos Brasileiros, S.A. (UNIBANCO) (GDR)    $   32,668
   1,800   Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)       7,521
                                                                 ----------
           Total Preferred Stock (Cost: $1,040,706) (31.5%)       1,141,854
                                                                 ----------
           Total Equity Securities (Cost: $3,431,877) (98.5%)     3,575,093
                                                                 ----------


Principal
 Amount    Short-Term Investments (Cost: $72,451) (2.0%)
---------  ---------------------------------------------

$  72,451  Investors Bank & Trust Depository Reserve, 4.85%,
             due 05/01/00                                            72,451
                                                                 ----------
           Total Investments (Cost: $3,504,328) (100.5%)          3,647,544
           Liabilities in Excess of Other Assets (-0.5%)            (19,579)
                                                                 ----------
           Net Assets (100.0%)                                   $3,627,965
                                                                 ==========


Notes to the Schedule of Investments:

  *  Non-income producing.

See accompanying notes to financial statements.

TCW Galileo Latin America Equities Fund
--------------------------------------------------------------------------------

Investments by Industry (Unaudited)                        April 30, 2000



                                                            Percentage of
     Industry                                                 Net Assets
     --------                                               -------------

     Banking                                                         6/7%
     Beverages, Food & Tobacco                                       9.4
     Building Materials                                              3.4
     Chemicals                                                       0.3
     Commercial Services                                             1.4
     Communications                                                  0.1
     Computer Services                                               0.9
     Cosmetics & Personal Care                                       1.1
     Electric Utilities                                              2.1
     Financial Services                                              2.8
     Food Retailers                                                  0.5
     Household Products                                              0.3
     Industrial--Diversified                                         2.6
     Investment Companies                                            0.8
     Media--Broadcasting & Publishing                                6.0
     Metals                                                          2.8
     Mining                                                          4.0
     Oil & Gas                                                       5.7
     Paper & Forest Products                                         0.2
     Radio Telephone Communications                                  3.4
     Real Estate                                                     0.3
     Retail                                                          8.1
     Telecommunications                                              0.9
     Telegraph & Other Communications                               11.9
     Telephone Communications, exc. Radio                           22.8
     Short-Term Investments                                          2.0
                                                              ----------
       Total                                                       100.5%
                                                              ==========


See accompanying notes to financial statements.

TCW Galileo Funds, Inc.                                                   [LOGO]

--------------------------------------------------------------------------------

   International

Statements of Assets and Liabilities (Unaudited)                 April 30, 2000

                                                                       TCW Galileo   TCW Galileo
                                                        TCW Galileo     Emerging       Emerging
                                                       Asia Pacific      Markets       Markets
                                                       Equities Fund  Equities Fund  Income Fund
                                                       -------------  -------------  ------------
                                                              Dollar Amounts in Thousands
                                                               (Except per Share Amounts)
     ASSETS
       Investments, at Value /(1)/                      $   20,262     $   62,842    $   103,930
       Receivable for Securities Sold                           --             --          1,826
       Interest and Dividends Receivable                        19            173          2,437
       Unrealized Appreciation of Forward Foreign
         Currency Contracts (Note 10)                           --             --            241
                                                        ----------     ----------    -----------
         Total Assets                                       20,281         63,015        108,434
                                                        ----------     ----------    -----------
     LIABILITIES
       Distribution Payable                                     --             --            150
       Payable for Securities Purchased                         --             --          3,180
       Payable Upon Return of Securities Loaned
         (Note 3)                                            1,921             --             --
       Accrued Management Fees                                  12             52             61
       Other Accrued Expenses                                   56             56             36
                                                        ----------     ----------    -----------
         Total Liabilities                                   1,989            108          3,427
                                                        ----------     ----------    -----------
     NET ASSETS                                         $   18,292     $   62,907    $   105,007
                                                        ==========     ==========    ===========
     NET ASSETS CONSIST OF:
       Paid-in Capital                                  $   12,227     $   61,300    $   101,384
       Undistributed Net Realized Gain (Loss) on
         Investments and Foreign Currency                    1,728         (6,948)        (1,301)
       Unrealized Appreciation on Investments and
         Foreign Currency                                    4,667          8,079          5,026
       Undistributed Net Investment Income (Loss)             (330)           476             --
       (Overdistributed) Net Investment Income                  --             --           (102)
                                                        ----------     ----------    -----------
     NET ASSETS                                         $   18,292     $   62,907    $   105,007
                                                        ==========     ==========    ===========
     NET ASSETS ATTRIBUTABLE TO:
       Institutional Class Shares                       $   18,292     $   62,907    $   105,007
                                                        ==========     ==========    ===========
     CAPITAL SHARES OUTSTANDING:
       Institutional Class                               1,772,092      6,436,126     12,636,006
                                                        ==========     ==========    ===========
     NET ASSET VALUE PER SHARE:
       Institutional Class                              $    10.32     $     9.77    $      8.31
                                                        ==========     ==========    ===========

(1) The identified cost for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund and the TCW Galileo Emerging Markets Income Fund at April 30, 2000, was $15,594, $54,761 and $99,137,
     respectively.

See accompanying notes to financial statements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

  International

Statements of Assets and Liabilities (Unaudited)                  April 30, 2000


                                                        TCW Galileo    TCW Galileo    TCW Galileo    TCW Galileo
                                                         European     International    Japanese     Latin America
                                                       Equities Fund  Equities Fund  Equities Fund  Equities Fund
                                                       -------------  -------------  -------------  -------------
                                                                      Dollar Amounts in Thousands
                                                                       (Except per Share Amounts)
     ASSETS
       Investments, at Value /(1)/                      $   70,298     $   49,814     $   57,419      $  3,648
       Receivables for Securities Sold                         432             --            919            --
       Receivable for Fund Shares Sold                          --             --            220            --
       Interest and Dividends Receivable                       194             11            109            23
       Foreign Tax Reclaim Receivables                         101              1              7            --
       Deferred Organization Costs                               3              5              3            --
                                                        ----------     ----------     ----------      --------
         Total Assets                                       71,028         49,831         58,677         3,671
                                                        ----------     ----------     ----------      --------
     LIABILITIES
       Payables for Securities Purchased                       389             --          3,134            --
       Payable Upon Return of Securities Loaned (Note 3)     9,105             --          3,799            --
       Unrealized Depreciation of Forward Foreign
         Currency Contracts (Note 10)                           13             --             --            --
       Accrued Management Fees                                  33             --             31             3
       Other Accrued Expenses                                  140             43             47            40
                                                        ----------     ----------     ----------      --------
         Total Liabilities                                   9,680             43          7,011            43
                                                        ----------     ----------     ----------      --------
     NET ASSETS                                         $   61,348     $   49,788     $   51,666      $  3,628
                                                        ==========     ==========     ==========      ========
     NET ASSETS CONSIST OF:
       Paid-in Capital                                  $   26,057     $    8,058     $   31,966      $ 14,132
       Undistributed Net Realized Gain (Loss) on
         Investments and Foreign Currency                   21,758         14,222         14,895       (11,363)
       Unrealized Appreciation on Investments and
         Foreign Currency                                   13,467         18,518          5,313           143
       Undistributed Net Investment Income (Loss)               66          8,990           (508)          716
                                                        ----------     ----------     ----------      --------
     NET ASSETS                                         $   61,348     $   49,788     $   51,666      $  3,628
                                                        ==========     ==========     ==========      ========
     NET ASSETS ATTRIBUTABLE TO:
       Institutional Class Shares                       $   60,966     $   49,788     $   51,666      $  3,628
                                                        ==========     ==========     ==========      ========
       Advisory Class Shares                            $      382     $       --     $       --      $     --
                                                        ==========     ==========     ==========      ========
     CAPITAL SHARES OUTSTANDING:
       Institutional Class                               3,818,404      3,044,258      3,288,311       305,880
                                                        ==========     ==========     ==========      ========
       Advisory Class                                       23,933             --             --            --
                                                        ==========     ==========     ==========      ========
     NET ASSET VALUE PER SHARE:
       Institutional Class                              $    15.97     $    16.35     $    15.71      $  11.86
                                                        ==========     ==========     ==========      ========
       Advisory Class                                   $    15.97     $       --     $       --      $     --
                                                        ==========     ==========     ==========      ========

(1) The identified cost for the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Latin America Equities Fund at April 30, 2000, was $56,812, $31,296, $52,056 and $3,504, respectively.

See accompanying notes to financial statements.

                                                                          [LOGO]

--------------------------------------------------------------------------------

Statements of Operations (Unaudited)             Six Months Ended April 30, 2000

                                                               TCW Galileo   TCW Galileo
                                                TCW Galileo     Emerging      Emerging
                                               Asia Pacific      Markets       Markets
                                               Equities Fund  Equities Fund  Income Fund
                                               -------------  -------------  -----------
                                                      Dollar Amounts in Thousands
     INVESTMENT INCOME
     Income:
       Dividends /(1)/                            $   70         $  451        $   --
       Interest (Note 2) /(1)/                        24             63         5,171
                                                  ------         ------        ------
         Total                                        94            514         5,171
                                                  ------         ------        ------
     Expenses:
       Management Fees                               104            316           356
       Accounting Service Fees                        17             17            17
       Administration Fees                            12             12            12
       Transfer Agent Fees                            19             19            16
       Custodian Fees                                 18             41            18
       Professional Fees                              10             11            12
       Directors' Fees & Expenses                      4              4             4
       Registration Fees:
         Institutional Class                           1             --            --
       Other                                           9             18            22
                                                  ------         ------        ------
       Total Expenses                                194            438           457
       Less Expenses Borne by Investment Advisor      12             --            --
                                                  ------         ------        ------
       Net Expenses                                  182            438           457
                                                  ------         ------        ------
       Net Investment Income (Loss)                  (88)            76         4,714
                                                  ------         ------        ------
     NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS AND FOREIGN
       CURRENCY TRANSACTIONS
       Net Realized Gain (Loss) on:
         Investments                               4,439          4,872         3,285
         Foreign Currency                             (8)           (89)           (1)
       Change in Unrealized Appreciation on:
         Investments                                 587          4,141         1,727
         Foreign Currency                             --              4           200
                                                  ------         ------        ------
       Net Realized and Unrealized Gain
         on Investments and Foreign
         Currency Transactions                     5,018          8,928         5,211
                                                  ------         ------        ------
     INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                            $4,930         $9,004        $9,925
                                                  ======         ======        ======

(1) Net of foreign taxes withheld of $8, $38 and $25 for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund and the TCW Galileo Emerging Markets Income Fund, respectively.

See accompanying notes to financial statements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

  International

Statements of Operations (Unaudited)             Six Months Ended April 30, 2000

                                              TCW Galileo    TCW Galileo    TCW Galileo    TCW Galileo
                                               European     International    Japanese     Latin America
                                             Equities Fund  Equities Fund  Equities Fund  Equities Fund
                                             -------------  -------------  -------------  -------------
                                                            Dollar Amounts in Thousands
     INVESTMENT INCOME
     Income:
       Dividends /(1)/                          $   179        $ 7,285        $  101         $   28
       Interest (Note 2)                             39             24            37              6
                                                -------        -------        ------         ------
         Total                                      218          7,309           138             34
                                                -------        -------        ------         ------
     Expenses:
       Management Fees                              265             --           200             23
       Accounting Service Fees                       20             12            17             17
       Administration Fees                           14             14            12             12
       Transfer Agent Fees:
         Institutional Class                         19             19            15             19
         Advisory Class                               7             --            --             --
       Custodian Fees                                30              1            27             16
       Professional Fees                             15             12            11             10
       Directors' Fees & Expenses                     4              4             4              4
       Registration Fees:
         Institutional Class                          5             --            --             --
         Advisory Class                               3             --            --             --
       Amortization of Deferred
         Organization Costs                           1             --            --             --
       Other                                         15             15            16             11
                                                -------        -------        ------         ------
       Total Expenses                               398             77           302            112
       Less Expenses Borne by Investment
         Advisor                                     12             --            --             72
                                                -------        -------        ------         ------
       Net Expenses                                 386             77           302             40
                                                -------        -------        ------         ------
       Net Investment Income (Loss)                (168)         7,232          (164)            (6)
                                                -------        -------        ------         ------
     NET REALIZED AND UNREALIZED
       GAIN (LOSS) ON INVESTMENTS AND FOREIGN
       CURRENCY TRANSACTIONS
       Net Realized Gain (Loss) on:
         Investments                             20,778         16,366        14,206          1,020
         Foreign Currency                           (26)            (1)          (65)             2
       Change in Unrealized Appreciation
         (Depreciation) on:
         Investments                                421         (3,143)       (4,244)           406
         Foreign Currency                           (19)            (1)          (69)            16
                                                -------        -------        ------         ------
       Net Realized and Unrealized
         Gain on Investments and Foreign
         Currency Transactions                   21,154         13,221         9,828          1,444
                                                -------        -------        ------         ------
     INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                $20,986        $20,453        $9,664         $1,438
                                                =======        =======        ======         ======

(1) Net of foreign taxes withheld of $19, $1, $18 and $7 for the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Latin America Equities Fund, respectively.

See accompanying notes to financial statements.

                                                                          [LOGO]

--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                             TCW Galileo
                                                 TCW Galileo Asia          Emerging Markets
                                              Pacific Equities Fund         Equities Fund
                                             ------------------------  ------------------------
                                             Six Months                Six Months
                                                Ended                     Ended
                                              April 30,   Year Ended    April 30,   Year Ended
                                                2000      October 31,     2000      October 31,
                                             (Unaudited)     1999      (Unaudited)     1999
                                             -----------  -----------  -----------  -----------
                                                        Dollar Amounts in Thousands
     OPERATIONS
       Net Investment Income (Loss)            $   (88)     $   (49)     $    76      $   (51)
       Net Realized Gain on Investments
         and Foreign Currency Transactions       4,431        2,712        4,783        1,220
       Change in Unrealized Appreciation on
         Investments and Foreign Currency
         Transactions                              587        3,653        4,145        5,882
                                               -------      -------      -------      -------
       Increase in Net Assets Resulting from
         Operations                              4,930        6,316        9,004        7,051
                                               -------      -------      -------      -------
     NET CAPITAL SHARE TRANSACTIONS
       (Note 8)
       Institutional Class                      (8,708)       7,272       27,312          777
                                               -------      -------      -------      -------
       Increase (Decrease) in Net Assets        (3,778)      13,588       36,316        7,828
     NET ASSETS
       Beginning of Period                      22,070        8,482       26,591       18,763
                                               -------      -------      -------      -------
       End of Period                           $18,292      $22,070      $62,907      $26,591
                                               =======      =======      =======      =======

See accompanying notes to financial statements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

  International

Statements of Changes in Net Assets

                                                    TCW Galileo Emerging      TCW Galileo European
                                                    Markets Income Fund          Equities Fund
                                                  ------------------------  ------------------------
                                                  Six Months                Six Months
                                                     Ended                     Ended
                                                   April 30,   Year Ended    April 30,   Year Ended
                                                     2000      October 31,     2000      October 31,
                                                  (Unaudited)     1999      (Unaudited)     1999
                                                  -----------  -----------  -----------  -----------
                                                             Dollar Amounts in Thousands
     OPERATIONS
       Net Investment Income (Loss)                $  4,714      $ 7,029     $   (168)     $   460
       Net Realized Gain on Investments and
         Foreign Currency Transactions                3,284        2,047       20,752        4,966
       Change in Unrealized Appreciation on
         Investments and Foreign Currency
         Transactions                                 1,927        6,990          402        5,763
                                                   --------      -------     --------      -------
       Increase in Net Assets
         Resulting from Operations                    9,925       16,066       20,986       11,189
                                                   --------      -------     --------      -------
     DISTRIBUTIONS TO SHAREHOLDERS
       Distributions from Net Investment Income:
         Institutional Class                         (4,797)      (6,940)        (365)        (145)
       Distributions in Excess of Net Investment
         Income:
         Institutional Class                           (102)          --           --           --
       Distributions from Net Realized Gain:
         Institutional Class                             --           --       (4,010)      (1,652)
         Advisory Class                                  --           --           (6)          --
                                                   --------      -------     --------      -------
       Total Distributions to Shareholders           (4,899)      (6,940)      (4,381)      (1,797)
                                                   --------      -------     --------      -------
     NET CAPITAL SHARE TRANSACTIONS (Note 8)
       Institutional Class                           18,868       41,897      (51,113)      22,111
       Advisory Class                                    --           --          218          141
                                                   --------      -------     --------      -------
       Increase (Decrease) in Net
         Assets Resulting from Net
         Capital Share Transactions                  18,868       41,897      (50,895)      22,252
                                                   --------      -------     --------      -------
       Increase (Decrease) in Net Assets             23,894       51,023      (34,290)      31,644
     NET ASSETS
       Beginning of Period                           81,113       30,090       95,638       63,994
                                                   --------      -------     --------      -------
       End of Period                               $105,007      $81,113     $ 61,348      $95,638
                                                   ========      =======     ========      =======

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

                                             TCW Galileo International     TCW Galileo Japanese
                                                   Equities Fund              Equities Fund
                                             --------------------------  ------------------------
                                              Six Months                 Six Months
                                                Ended                       Ended
                                              April 30,     Year Ended    April 30,   Year Ended
                                                 2000      October 31,      2000      October 31,
                                             (Unaudited)       1999      (Unaudited)     1999
                                             ------------  ------------  -----------  -----------
                                                         Dollar Amounts in Thousands
     OPERATIONS
       Net Investment Income (Loss)            $  7,232      $  1,558     $   (164)     $   (86)
       Net Realized Gain on Investments and
         Foreign Currency Transactions           16,365         3,141       14,141       16,487
       Change in Unrealized Appreciation
         (Depreciation) on Investments and
         Foreign Currency Transactions           (3,144)       17,357       (4,313)      10,743
                                               --------      --------     --------      -------
       Increase in Net Assets
         Resulting from Operations               20,453        22,056        9,664       27,144
                                               --------      --------     --------      -------
     DISTRIBUTIONS TO SHAREHOLDERS
       Distributions from Net
         Investment Income:
         Institutional Class                         --          (146)          --           (6)
       Distributions in Excess of
         Net Investment Income:
         Institutional Class                         --            --         (126)          --
       Distributions from Net
         Realized Gain:
         Institutional Class                     (4,533)           --      (10,225)          --
                                               --------      --------     --------      -------
       Total Distributions to Shareholders       (4,533)         (146)     (10,351)          (6)
                                               --------      --------     --------      -------
     NET CAPITAL SHARE TRANSACTIONS (Note 8)
       Institutional Class                      (78,468)       15,573      (24,622)      21,189
                                               --------      --------     --------      -------
       Increase (Decrease) in Net Assets        (62,548)       37,483      (25,309)      48,327
     NET ASSETS
       Beginning of Period                      112,336        74,853       76,975       28,648
                                               --------      --------     --------      -------
       End of Period                           $ 49,788      $112,336     $ 51,666      $76,975
                                               ========      ========     ========      =======

See accompanying notes to financial statements.

                                                                              35
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TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

  International

Statements of Changes in Net Assets

                                                             TCW Galileo
                                                            Latin America
                                                            Equities Fund
                                                       ------------------------
                                                       Six Months
                                                          Ended
                                                        April 30,   Year Ended
                                                          2000      October 31,
                                                       (Unaudited)     1999
                                                       -----------  -----------
                                                          Dollar Amounts in
                                                              Thousands

     OPERATIONS
       Net Investment Income (Loss)                      $    (6)     $    74
       Net Realized Gain (Loss) on
         Investments and Foreign Currency Transactions     1,022       (1,899)
       Change in Unrealized Appreciation on
         Investments and Foreign Currency Transactions       422          484
                                                         -------      -------
       Increase (Decrease) in Net Assets
         Resulting from Operations                         1,438       (1,341)
                                                         -------      -------
     NET CAPITAL SHARE TRANSACTIONS (Note 8)
       Institutional Class                                (5,749)      (2,516)
                                                         -------      -------
       (Decrease) in Net Assets                           (4,311)      (3,857)
     NET ASSETS
       Beginning of Period                                 7,939       11,796
                                                         -------      -------
       End of Period                                     $ 3,628      $ 7,939
                                                         =======      =======

See accompanying notes to financial statements.

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Notes to Financial Statements (Unaudited)                         April 30, 2000

Note 1 -- Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act") as amended, that currently offers a selection of 20 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

U.S. Equities

TCW Galileo Fund                                    Investment Objective
----------------                                    --------------------------------------------------
Convertible Securities Fund

TCW Galileo Convertible Securities Fund             Seeks high total return from current income and
                                                    capital appreciation through investment
                                                    principally in convertible securities.

Non-Diversified U.S. Equity Funds

TCW Galileo Aggressive Growth                       Seeks long-term capital appreciation by investing
  Equities Fund                                     primarily in publicly traded equity securities of
                                                    medium capitalization companies.

TCW Galileo Earnings Momentum Fund                  Seeks capital appreciation by investing primarily
                                                    in publicly traded equity securities of companies
                                                    experiencing or expected to experience
                                                    accelerating earnings growth.

TCW Galileo Large Cap Growth Fund                   Seeks long-term capital appreciation by
                                                    investment primarily in publicly traded equity
                                                    securities of large capitalization U.S. companies
                                                    with above average earnings prospects.

TCW Galileo Large Cap Value Fund                    Seeks long-term capital appreciation by investing
                                                    primarily in publicly traded equity securities of
                                                    large capitalization companies.

TCW Galileo Select Equities Fund                    Emphasizes capital appreciation and preservation
                                                    with focus on long-term results.

TCW Galileo Small Cap Growth Fund                   Seeks long-term capital appreciation by investing
                                                    primarily in publicly-traded equity securities of
                                                    smaller capitalization companies.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

International

Notes to Financial Statements (Unaudited) (Continued)

Note 1 -- Organization (Continued)

U.S. Equities (Continued)

TCW Galileo Fund                                    Investment Objective
----------------                                    ---------------------------------------------------
Non-Diversified U.S. Equity Funds

TCW Galileo Value Opportunities Fund                Seeks capital appreciation by investing at least
                                                    65% of its total assets, under normal
                                                    circumstances, in publicly traded equity securities
                                                    issued by small and medium companies with market
                                                    capitalization at the time of purchase between
                                                    $500 million and $5 billion.

U.S. Fixed Income

TCW Galileo Fund                                    Investment Objective
----------------                                    ---------------------------------------------------

Diversified Money Market Fund

TCW Galileo Money Market Fund                       Seeks current income, preservation of capital and
                                                    liquidity by investing in short-term money market
                                                    securities.

Diversified Fixed Income Funds

TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation and income by investment
                                                    principally in core fixed income securities
                                                    emphasizing high quality and liquid investments.

TCW Galileo High Yield Bond Fund                    Seeks high current income by investment
                                                    principally in high yield fixed income securities.

TCW Galileo Mortgage-Backed                         Seeks income by investing primarily in short-term
  Securities Fund                                   mortgage-backed securities.

TCW Galileo Total Return Mortgage-Backed            Seeks income by investing primarily in long-term
  Securities Fund                                   mortgage-backed securities.

International

TCW Galileo Fund                                    Investment Objective
----------------                                    --------------------------------------------------

Non-Diversified International Equity Funds

TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital appreciation by investing
                                                    primarily in equity securities of companies in the
                                                    Asia Pacific region.

TCW Galileo Emerging Markets                        Seeks long-term capital appreciation by investing
  Equities Fund                                     in equity securities of companies in emerging
                                                    market countries around the world.

TCW Galileo European Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in the securities of issuers located in
                                                    Europe.

TCW Galileo International Equities Fund             Seeks long-term capital appreciation by investing
                                                    in a mix of underlying TCW Galileo Funds.

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                                                                  April 30, 2000

International (Continued)

WTCW Galileo Fund                                   Investment Objective
----------------                                    --------------------------------------------------
Non-Diversified International Equity Funds

TCW Galileo Japanese Equities Fund                  Seeks long-term capital appreciation by investing
                                                    primarily in Japanese equity securities.

TCW Galileo Latin America                           Seeks long-term capital appreciation by investing
  Equities Fund                                     primarily in Latin American equity securities.

Non-Diversified Fixed Income Fund

TCW Galileo Emerging Markets                        Seeks high total return from capital appreciation
  Income Fund                                       and current income by investing at least 65% of
                                                    its total assets in debt securities issued or
                                                    guaranteed by companies, financial institutions,
                                                    and government entities in emerging market
                                                    countries.

Nine funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro-rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Funds in the preparation of their financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

International

Notes to Financial Statements (Unaudited) (Continued)

Note 2 -- Significant Accounting Policies (Continued)

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. The TCW Galileo Emerging Markets Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method. Premiums on securities purchased are not amortized.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 10).

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to

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                                                                  April 30, 2000


the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2000

Deferred Organization Costs: Organization costs of $10,000 per Fund for the TCW Galileo Asia Pacific Equities Fund and the TCW Galileo Emerging Markets Equities Fund and $50,000 for the TCW Galileo Latin America Equities Fund have been completely amortized as of April 30, 2000. Organizational costs of approximately $7,000, $9,000 and $7,000 for the TCW Galileo European Equities Fund, TCW Galileo International Equities Fund and the TCW Galileo Japanese Equities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations. Organizational costs for the TCW Galileo Emerging Markets Income Fund were de minimus and therefore, were not deferred. Those costs were expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Advisor 10,008 shares of common stock (one share each of the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund, and 2,000 shares of the TCW Galileo Latin America Equities Fund, collectively the "Initial Shares"). In the event the Advisor redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

Allocation of Operating Activity: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to that class' operations. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard Time.

Dividends and Distributions: The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other Funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                                                                              41
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TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

International

Notes to Financial Statements (Unaudited) (Continued)

Note 3 -- Security Lending

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2000:

                                      Market Value of                      Securities
                                     Loaned Securities  Collateral Value  Lending Fees*
                                     -----------------  ----------------  -------------
TCW Galileo Asia Pacific Equities
  Fund                                  $1,856,183         $1,921,397        $14,222
TCW Galileo European Equities Fund       8,786,654          9,105,466          8,904
TCW Galileo Japanese Equities Fund       3,643,096          3,799,300          8,207

  *  Net of broker fees

Securities lending fees are included in interest income in the Statements of Operations.

Note 4 -- Federal Income Taxes

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2000, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                 TCW Galileo     TCW Galileo       TCW Galileo      TCW Galileo
                                Asia Pacific   Emerging Markets  Emerging Markets    European
                                Equities Fund   Equities Fund      Income Fund     Equities Fund
                                -------------  ----------------  ----------------  -------------
Unrealized Appreciation           $  6,022         $ 12,931          $  6,451        $ 15,107
Unrealized (Depreciation)           (1,355)          (4,852)           (1,425)         (1,640)
                                  --------         --------          --------        --------
Net Unrealized Appreciation       $  4,667         $  8,079          $  5,026        $ 13,467
                                  ========         ========          ========        ========
Cost of Investments for
  Federal Income Tax Purposes     $ 15,594         $ 54,761          $ 99,137        $ 56,812
                                  ========         ========          ========        ========

                                              TCW Galileo    TCW Galileo    TCW Galileo
                                             International    Japanese     Latin America
                                             Equities Fund  Equities Fund  Equities Fund
                                             -------------  -------------  -------------
Unrealized Appreciation                         $18,690        $ 9,083        $  417
Unrealized (Depreciation)                          (172)        (3,770)         (274)
                                                -------        -------        ------
Net Unrealized Appreciation                     $18,518        $ 5,313        $  143
                                                =======        =======        ======
Cost of Investments for Federal Income Tax
   Purposes                                     $31,296        $52,056        $3,504
                                                =======        =======        ======

At April 30, 2000 the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                           Expiring In
                                                  ------------------------------
                                                   2003    2004    2006    2007
                                                  ------  ------  ------  ------

TCW Galileo Asia Pacific Equities Fund            $   --  $   --  $4,364  $   --
TCW Galileo Emerging Markets Equities Fund            --      --   6,430      --
TCW Galileo Emerging Markets Income Fund              --      --   4,342      --
TCW Galileo Latin America Equities Fund            6,586   3,423      --   1,259

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                                                                  April 30, 2000

Note 5 -- Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

     TCW Galileo Asia Pacific Equities Fund               1.00%
     TCW Galileo Emerging Markets Equities Fund           1.00%
     TCW Galileo Emerging Markets Income Fund             0.75%
     TCW Galileo European Equities Fund                   0.75%
     TCW Galileo International Equities Fund              0.00%
     TCW Galileo Japanese Equities Fund                   0.75%
     TCW Galileo Latin America Equities Fund              1.00%


The ordinary operating expenses of the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund and the TCW Galileo Latin America Equities Fund are limited to 1.75% of each Fund's daily net assets.

The ordinary operating expenses for the following Funds (each share class) are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2000, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each Fund were:

     TCW Galileo Emerging Markets Income Fund             1.80%
     TCW Galileo European Equities Fund                   1.67%
     TCW Galileo International Equities Fund              1.68%
     TCW Galileo Japanese Equities Fund                   2.00%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

Note 6 -- Distribution Plan

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. Distribution fees for the six months ended April 30, 2000 were less than $1,000 for the TCW Galileo European Equities Fund and as a result, are not disclosed in the Statements of Operations.

Note 7 -- Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2000 were as follows (amounts in thousands):

                                 TCW Galileo     TCW Galileo       TCW Galileo      TCW Galileo
                                Asia Pacific   Emerging Markets  Emerging Markets    European
                                Equities Fund   Equities Fund      Income Fund     Equities Fund
                                -------------  ----------------  ----------------  -------------
Purchases at Cost                  $ 6,330         $41,924           $82,777          $25,302
                                   =======         =======           =======          =======
Sales Proceeds                     $15,701         $15,482           $63,716          $81,861
                                   =======         =======           =======          =======

TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------

  International

Notes to Financial Statements (Unaudited) (Continued)

  Note 7 -- Purchases and Sales of Securities (Continued)


                                      TCW Galileo    TCW Galileo    TCW Galileo
                                     International    Japanese     Latin America
                                     Equities Fund  Equities Fund  Equities Fund
                                     -------------  -------------  -------------

  Purchases at Cost                     $12,676        $52,580        $ 1,460
                                        =======        =======        =======
  Sales Proceeds                        $89,395        $89,043        $ 7,092
                                        =======        =======        =======


  There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2000.

  Note 8 -- Capital Share Transactions


  TCW Galileo Asia Pacific Equities Fund

                                            Six Months Ended
                                             April 30, 2000                Year Ended
                                              (Unaudited)               October 31, 1999
                                       --------------------------  --------------------------
                                                       Amount                      Amount
                                         Shares    (in thousands)    Shares    (in thousands)
                                       ----------  --------------  ----------  --------------
  Shares Sold                             181,963  $        2,164   1,521,390   $    11,280
  Shares Redeemed                      (1,045,717)        (10,872)   (550,972)       (4,008)
                                       ----------  --------------  ----------   -----------
  Net Increase (Decrease)                (863,754) $       (8,708)    970,418   $     7,272
                                       ==========  ==============  ==========   ===========

  TCW Galileo Emerging Markets Equities
    Fund                                    Six Months Ended
                                             April 30, 2000              Year Ended
                                               (Unaudited)            October 31, 1999
                                       --------------------------  --------------------------
                                                       Amount                      Amount
                                         Shares    (in thousands)    Shares    (in thousands)
                                       ----------  --------------  ----------  --------------
  Shares Sold                           3,853,623  $       35,888   2,061,671   $    14,832
  Shares Redeemed                        (794,278)         (8,576) (2,052,759)      (14,055)
                                       ----------  --------------  ----------   -----------
  Net Increase                          3,059,345  $       27,312       8,912   $       777
                                       ==========  ==============  ==========   ===========

  TCW Galileo Emerging Markets Income
    Fund                                    Six Months Ended
                                             April 30, 2000                Year Ended
                                              (Unaudited)               October 31, 1999
                                       --------------------------  --------------------------
                                                       Amount                      Amount
                                         Shares    (in thousands)    Shares    (in thousands)
                                       ----------  --------------  ----------  --------------
  Shares Sold                           3,223,133  $       27,101   7,899,551   $    56,896
  Shares Issued upon Reinvestment of
    Dividends                             576,722           4,747     727,798         5,319
  Shares Redeemed                      (1,511,737)        (12,980) (2,849,086)      (20,318)
                                       ----------  --------------  ----------   -----------
  Net Increase                          2,288,118  $       18,868   5,778,263   $    41,897
                                       ==========  ==============  ==========   ===========

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                                                  April 30, 2000

  TCW Galileo European Equities Fund
  Institutional Class                      Six Months Ended
                                            April 30, 2000                Year Ended
                                             (Unaudited)               October 31, 1999
                                      --------------------------  --------------------------
                                                      Amount                      Amount
                                        Shares    (in thousands)    Shares    (in thousands)
                                      ----------  --------------  ----------  --------------
  Shares Sold                          1,216,781  $       19,835   3,553,003   $    44,073
  Shares Issued upon Reinvestment of
    Dividends                            306,031           4,349     150,626         1,791
  Shares Redeemed                     (4,990,451)        (75,297) (1,888,163)      (23,753)
                                      ----------  --------------  ----------   -----------
  Net Increase (Decrease)             (3,467,639) $      (51,113)  1,815,466   $    22,111
                                      ==========  ==============  ==========   ===========

  TCW Galileo European Equities Fund
  Advisory Class                           Six Months Ended
                                            April 30, 2000               Period Ended
                                             (Unaudited)             October 31, 1999 (1)
                                      --------------------------  --------------------------
                                                      Amount                      Amount
                                        Shares    (in thousands)    Shares    (in thousands)
                                      ----------  --------------  ----------  --------------
  Shares Sold                             20,918  $          336      69,388   $       861
  Shares Issued upon Reinvestment of
    Dividends                                475               7          --            --
  Shares Redeemed                         (8,799)           (125)    (58,049)         (720)
                                      ----------  --------------  ----------   -----------
  Net Increase                            12,594  $          218      11,339   $       141
                                      ==========  ==============  ==========   ===========

  (1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

  TCW Galileo International Equities Fund
                                                Six Months Ended
                                                 April 30, 2000                Year Ended
                                                  (Unaudited)               October 31, 1999
                                           --------------------------  --------------------------
                                                           Amount                      Amount
                                             Shares    (in thousands)    Shares    (in thousands)
                                           ----------  --------------  ----------  --------------
  Shares Sold                                 383,723  $        6,402   2,694,927   $    32,950
  Shares Issued upon Reinvestment of
    Dividends                                 306,545           4,503       3,535            40
  Shares Redeemed                          (5,860,764)        (89,373) (1,444,569)      (17,417)
                                           ----------  --------------  ----------   -----------
  Net Increase (Decrease)                  (5,170,496) $      (78,468)  1,253,893   $    15,573
                                           ==========  ==============  ==========   ===========

  TCW Galileo Japanese Equities Fund
                                               Six Months Ended
                                                April 30, 2000                 Year Ended
                                                  (Unaudited)               October 31, 1999
                                           --------------------------  --------------------------
                                                           Amount                      Amount
                                             Shares    (in thousands)    Shares    (in thousands)
                                           ----------  --------------  ----------  --------------
  Shares Sold                                 886,944  $       14,283   2,769,489   $    34,755
  Shares Issued upon Reinvestment of
    Dividends                                 554,575           7,864         192             3
  Shares Redeemed                          (3,189,933)        (46,769) (1,130,500)      (13,569)
                                           ----------  --------------  ----------   -----------
  Net Increase (Decrease)                  (1,748,414) $      (24,622)  1,639,181   $    21,189
                                           ==========  ==============  ==========   ===========

TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------

  International

Notes to Financial Statements (Unaudited) (Continued)

  Note 8 -- Capital Share Transactions (Continued)

  TCW Galileo Latin America Equities
  Fund                                     Six Months Ended
                                            April 30, 2000                Year Ended
                                             (Unaudited)               October 31, 1999
                                      --------------------------  --------------------------
                                                      Amount                      Amount
                                        Shares    (in thousands)    Shares    (in thousands)
                                      ----------  --------------  ----------  --------------
  Shares Sold                             91,324  $        1,287     740,603   $     7,251
  Shares Issued upon Reinvestment of
    Dividends                                  3              --          --            --
  Shares Redeemed                       (632,520)         (7,036) (1,269,710)       (9,767)
                                      ----------  --------------  ----------   -----------
  Net (Decrease)                        (541,193) $       (5,749)   (529,107)  $    (2,516)
                                      ==========  ==============  ==========   ===========

  Note 9 -- Restricted Securities

  The following restricted securities held by the Funds as of April 30, 2000, were valued both at the date of acquisition and April 30, 2000, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.


  TCW Galileo Asia Pacific Equities Fund:

  Number of                                                Date of
   Shares    Investment                                  Acquisition    Cost
  ---------  -----------------------------------------   ----------- ----------

       212   Asustek Computer, Incorporated (144A) (GDR)   02/10/99  $    1,090
             (Taiwan)
   198,221   Taiwan Semiconductor Manufacturing            01/02/00   1,197,825
             Company, Limited (Local Shares) (Taiwan)
     6,590   Winbond Electronics Corporation (144A) (GDR)  01/29/99      75,456
             (Taiwan)

  The total value of restricted securities is $1,483,930, which represents 8.1% of net assets of the Fund at April 30, 2000.


  TCW Galileo Emerging Markets Equities Fund:

  Number of                                                Date of
   Shares    Investment                                  Acquisition     Cost
  ---------  ------------------------------------------- -----------  ----------

        196  Asustek Computer, Incorporated                11/10/98   $      986
             (144A) (GDR) (Taiwan)
      3,691  Mol Magyar Olaj-es Gazipari Rt.               10/17/97       66,669
             (144A) (GDR) (Hungary)
    526,610  Taiwan Semiconductor Manufacturing            11/30/99    3,096,949
             Company, Limited (Local Shares) (Taiwan)
     15,965  Telekomunikacja Polska, S.A. (144A) (GDR)     11/09/98       70,885
             (Poland)
      3,780  Winbond Electronics Corporation (144A) (GDR)  01/29/99       43,281
             (Taiwan)

                                                                          [LOGO]

--------------------------------------------------------------------------------

                                                                  April 30, 2000

The total value of restricted securities is $3,691,961, which represents 5.9% of net assets of the Fund at April 30, 2000.

TCW Galileo Emerging Markets Income Fund:

  Principal                                               Date of
    Amount      Investment                              Acquisition     Cost
--------------  --------------------------------------- -----------  ----------

EUR  1,300,000  Pannon Finance B.V., (144A), 7.75%,       07/26/99   $1,384,890
                due 08/03/04 (Hungary)
$    1,130,000  Ce Casecnan Water & Energy, Series A,     10/30/98    1,003,530
                11.45%, due 11/15/05 (Philippines)
EUR  1,625,000  Slovak Wireless, 11.25%, due 03/30/07     03/16/00    1,580,963
                (Slovakia)
     1,400,000  PTC International Finance II, S.A.,       02/03/00    1,400,000
                11.25%, due 12/01/09 (Poland)
       820,000  Russian Federation, (144A), 12.75%, due   07/23/98      727,340
                06/24/28, Par Put 06/24/08, (Russia)
    13,765,000  Russian Federation, (Reg S), 12.75%, due  07/23/98    7,484,800
                06/24/28, Par Put 06/24/08 (Russia)


EUR - EURO CURRENCY.

The total value of restricted securities is $16,927,703, which represents 16.1% of net assets of the Fund at April 30, 2000.

Note 10 -- Forward Foreign Currency Contracts

The Fund listed below invested in forward foreign currency contracts during the six months ended April 30, 2000. The contracts are used for the purpose of hedging against foreign exchange risk arising from the Funds investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is closed. There were no realized gains or losses recorded in the financial statements for the six months ended April 30, 2000. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding as of April 30, 2000:

TCW Galileo Emerging Markets Income Fund:

                                                                   Unrealized
Expiration                                           In Exchange  Appreciation
   Date     Contract to Sell                         for U.S. $   on Contract
----------  ------------------------                 -----------  ------------
08/03/2001  Euro Currency 1,300,000                  $1,459,250    $ 240,942




TCW Galileo European Equities Fund:
                                                                    Unrealized
Expiration                                           In Exchange  (Depreciation)
   Date     Contract to Sell                         for U.S. $    on Contract
----------  ------------------------                 -----------  --------------
05/02/2000  Euro Currency 157,096                    $  148,031     $  (4,860)
05/31/2000  Euro Currency 269,456                    $  254,366     $  (8,280)

TCW Galileo Asia Pacific Equities Fund
--------------------------------------------------------------------------------

Financial Highlights

                                             Six Months
                                               Ended                                Year Ended October 31,
                                           April 30, 2000          -------------------------------------------------------
                                            (Unaudited)              1999           1998        1997        1996        1995
                                           --------------          --------        ------     -------     -------     -------
   Net Asset Value per
     Share, Beginning of Period               $  8.37               $  5.09        $ 7.37     $  9.61     $  8.67     $ 10.19
                                              -------               -------        ------     -------     -------     -------
   Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                 (0.05)                (0.02)         0.02       (0.01)       0.06        0.06
   Net Realized and Unrealized Gain (Loss)
     on Investments                              2.00                  3.30         (1.04)      (2.10)       0.93       (1.19)
                                              -------               -------        ------     -------     -------     -------
   Total from Investment Operations              1.95                  3.28         (1.02)      (2.11)       0.99       (1.13)
                                              -------               -------        ------     -------     -------     -------
   Less Distributions:
   Distributions from Net Investment Income        --                    --            --       (0.08)      (0.05)      (0.01)
   Distributions in Excess of Net
     Investment Income                             --                    --            --       (0.05)         --       (0.22)
   Distributions from Net Realized Gain            --                    --         (1.26)         --          --       (0.16)
                                              -------               -------        ------     -------     -------     -------
   Total Distributions                             --                    --         (1.26)      (0.13)      (0.05)      (0.39)
                                              -------               -------        ------     -------     -------     -------
   Net Asset Value per Share, End of Period   $ 10.32               $  8.37        $ 5.09     $  7.37     $  9.61     $  8.67
                                              =======               =======        ======     =======     =======     =======
   Total Return                                 23.30%/(1)/           64.44%       (14.80)%    (22.40)%     11.36%     (10.98)%
   Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)   $18,292               $22,070        $8,482     $21,327     $48,266     $46,709
   Ratio of Net Expenses to Average Net
     Assets                                      1.75%/(2)(3)/         2.03%/(3)/    2.48%       1.49%       1.43%       1.47%/(3)/
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                         (0.83)%/(2)/          (0.34)%        0.36%      (0.02)%      0.66%       0.74%
   Portfolio Turnover Rate                      30.10%/(1)/          119.72%       190.33%      81.92%      84.81%     102.01%

   (1) For the six-months ended April 30, 2000 and not indicative of a full year's operation results.
   (2)  Annualized.
   (3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit annual operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 1.87% for the six-months ended April 30, 2000 and 2.05% and 1.51% for the years ended October 31, 1999 and 1995, respectively.

See accompanying notes to financial statements.

TCW Galileo Emerging Markets Equities Fund                                [LOGO]

--------------------------------------------------------------------------------

Financial Highlights

                                               Six Months
                                                 Ended                            Year Ended October 31,
                                             April 30, 2000  --------------------------------------------------------------
                                              (Unaudited)       1999            1998        1997        1996        1995
                                             --------------  ----------      ----------  ----------  ----------  ----------
   Net Asset Value per
     Share, Beginning of Period                 $  7.87       $  5.57         $  8.32     $  8.18     $  7.19     $  9.73
                                                -------       -------         -------     -------     -------     -------
   Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                    0.01         (0.02)           0.09        0.03        0.07        0.04
   Net Realized and Unrealized Gain (Loss)
     on Investments                                1.89          2.32           (2.83)       0.22        0.94       (2.58)
                                                -------       -------         -------     -------     -------     -------
   Total from Investment Operations                1.90          2.30           (2.74)       0.25        1.01       (2.54)
                                                -------       -------         -------     -------     -------     -------
   Less Distributions:
   Distributions from Net Investment Income          --            --           (0.01)      (0.11)      (0.02)         --
                                                -------       -------         -------     -------     -------     -------
   Net Asset Value per Share, End of Period     $  9.77       $  7.87         $  5.57     $  8.32     $  8.18     $  7.19
                                                =======       =======         =======     =======     =======     =======
   Total Return                                   24.14%/(1)/   41.29%         (32.97)%      2.82%      14.14%     (26.11)%
   Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)     $62,907       $26,591         $18,763     $47,726     $57,639     $51,873
   Ratio of Net Expenses to Average Net
     Assets                                        1.39%/(2)/    2.02%/(3)/      1.70%       1.50%       1.41%       1.55%
   Ratio of Net Investment Income (Loss) to
     Average Net Assets                            0.24%/(2)/   (0.24)%          1.15%       0.36%       0.82%       0.54%
   Portfolio Turnover Rate                        26.70%/(1)/  152.93%         102.28%      79.80%      83.76%      74.24%

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operation results.
(2)  Annualized.
(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements for the year ended October 31, 1999. Had such action not been taken, total operating expenses, as a percentage of net assets, would have been 2.50% for the year ended October 31, 1999.

See accompanying notes to financial statements.

TCW Galileo Emerging Markets Income Fund
--------------------------------------------------------------------------------

Financial Highlights

                                                                                                  June 3, 1998
                                                                 Six Months                      (Commencement
                                                                   Ended           Year Ended    of Operations)
                                                               April 30, 2000      October 31,      through
                                                                (Unaudited)           1999      October 31, 1998
                                                               --------------      -----------  ----------------
   Net Asset Value per Share, Beginning of Period                 $   7.84           $  6.58         $ 10.00
                                                                  --------           -------         -------
   Income (Loss) from Investment Operations:
   Net Investment Income                                              0.41              0.84            0.37
   Net Realized and Unrealized Gain (Loss) on Investments             0.48              1.25           (3.41)
                                                                  --------           -------         -------
   Total from Investment Operations                                   0.89              2.09           (3.04)
                                                                  --------           -------         -------
   Less Distributions:
   Distributions from Net Investment Income                          (0.41)            (0.83)          (0.37)
   Distributions in Excess of Net Investment Income                  (0.01)               --           (0.01)
                                                                  --------           -------         -------
   Total Distributions                                               (0.42)            (0.83)          (0.38)
                                                                  --------           -------         -------
   Net Asset Value per Share, End of Period                       $   8.31           $  7.84         $  6.58
                                                                  ========           =======         =======
   Total Return                                                      11.63%/(1)/       33.31%         (30.67)%/(2)/
   Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)                       $105,007           $81,113         $30,090
   Ratio of Net Expenses to Average Net Assets                        0.95%/(3)/        1.01%           1.53%/(3)/
   Ratio of Net Investment Income to Average Net Assets               9.93%/(3)/       11.37%          11.90%/(3)/
   Portfolio Turnover Rate                                           70.23%/(1)/      113.00%          68.46%/(2)/

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operating results.
(2) For the period June 3, 1998 (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.
(3)  Annualized.

See accompanying notes to financial statements.

TCW Galileo European Equities Fund                                        [LOGO]

--------------------------------------------------------------------------------

   Institutional Class

Financial Highlights

                                                                                               November 3, 1997
                                                         Six Months                             (Commencement
                                                           Ended             Year Ended         of Operations)
                                                       April 30, 2000        October 31,           through
                                                        (Unaudited)             1999           October 31, 1998
                                                       --------------        -----------       ----------------
   Net Asset Value per Share,
     Beginning of Period                                  $ 13.11              $ 11.70             $ 10.00
                                                          -------              -------             -------
   Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                             (0.04)                0.07                0.06
   Net Realized and Unrealized Gain on Investments           3.50                 1.65                1.64
                                                          -------              -------             -------
   Total from Investment Operations                          3.46                 1.72                1.70
                                                          -------              -------             -------
   Less Distributions:
   Distributions from Net Investment Income                 (0.05)               (0.03)                 --
   Distributions from Net Realized Gain                     (0.55)               (0.28)                 --
                                                          -------              -------             -------
   Total Distributions                                      (0.60)               (0.31)                 --
                                                          -------              -------             -------
   Net Asset Value per Share, End of Period               $ 15.97              $ 13.11             $ 11.70
                                                          =======              =======             =======
   Total Return                                             26.96%/(1)/          15.16%              17.00%/(2)/
   Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)               $60,966              $95,489             $63,994
   Ratio of Net Expenses to Average Net Assets               1.09%/(3)/           1.01%               1.06%/(3)/
   Ratio of Net Investment Income
     (Loss) to Average Net Assets                           (0.47)%/(3)/          0.58%               0.52%/(3)/
   Portfolio Turnover Rate                                  35.28%/(1)/          95.21%              72.05%/(2)/

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operation results.
(2) For the period November 3, 1997 (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.
(3)  Annualized.

See accompanying notes to financial statements.

TCW Galileo European Equities Fund
--------------------------------------------------------------------------------

  Advisory Class

Financial Highlights

                                                                                 March 1, 1999
                                                      Six Months               (Commencement of
                                                        Ended                offering of Advisory
                                                    April 30, 2000           Class shares) through
                                                     (Unaudited)               October 31, 1999
                                                    --------------           ---------------------
  Net Asset Value per Share, Beginning of Period        $13.14                      $12.37
                                                        ------                      ------
  Income (Loss) from Investment Operations:
  Net Investment Income (Loss)                           (0.07)                       0.09
  Net Realized and Unrealized Gain on Investments         3.49                        0.68
                                                        ------                      ------
  Total from Investment Operations                        3.42                        0.77
                                                        ------                      ------
  Less Distributions:
  Distributions from Net Investment Income               (0.04)                         --
  Distributions from Net Realized Gain                   (0.55)                         --
                                                        ------                      ------
  Total Distributions                                    (0.59)                         --
                                                        ------                      ------
  Net Asset Value per Share, End of Period              $15.97                      $13.14
                                                        ======                      ======
  Total Return                                           26.57%/(1)/                  6.23%/(2)/
  Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)              $  382                      $  149
  Ratio of Net Expenses to Average Net Assets             1.70%/(3)(4)/               1.69%/(3)(4)/
  Ratio of Net Investment Income (Loss) to
    Average Net Assets                                   (0.94)%/(3)/                 1.12%/(3)/
  Portfolio Turnover Rate                                35.28%/(1)/                 95.21%/(2)/

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operation results.
(2) For the period March 1, 1999 (Commencement of Offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment Advisor voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 11.51% for the six-months ended April 30, 2000 and 54.30% for the period ended October 31, 1999, respectively.

See accompanying notes to financial statements.

TCW Galileo International Equities Fund                                   [LOGO]

--------------------------------------------------------------------------------

Financial Highlights

                                                                                     November 3, 1997
                                                    Six Months                        (Commencement
                                                      Ended           Year Ended      of Operations)
                                                  April 30, 2000      October 31,        through
                                                   (Unaudited)           1999        October 31, 1998
                                                  --------------      -----------    ----------------
   Net Asset Value per Share, Beginning of Period    $ 13.67           $  10.75          $ 10.00
                                                     -------           --------          -------
   Income from Investment Operations:
   Net Investment Income                                1.69               0.21             0.05
   Net Realized and Unrealized Gain on Investments      1.54               2.73             0.70
                                                     -------           --------          -------
   Total from Investment Operations                     3.23               2.94             0.75
                                                     -------           --------          -------
   Less Distributions:
   Distributions from Net Investment Income               --              (0.02)              --
   Distributions from Net Realized Gain                (0.55)                --               --
                                                     -------           --------          -------
   Total Distributions                                 (0.55)             (0.02)              --
                                                     -------           --------          -------
   Net Asset Value per Share, End of Period          $ 16.35           $  13.67          $ 10.75
                                                     =======           ========          =======
   Total Return                                        23.99%/(1)/        27.39%            7.50%/(2)/
   Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)          $49,788           $112,336          $74,853
   Ratio of Net Expenses to Average Net Assets          0.23%/(3)/         0.18%            0.17%/(3)/
   Ratio of Net Investment Income to Average
     Net Assets                                        21.84% (3)          1.70%            0.50%/(3)/
   Portfolio Turnover Rate                             17.87% (1)         27.78%           21.12%/(2)/

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operation results.
(2) For the period November 3, 1997 (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.
(3)  Annualized.

See accompanying notes to financial statements.

TCW Galileo Japanese Equities Fund
--------------------------------------------------------------------------------

Financial Highlights

                                                                                               November 3, 1997
                                                         Six Months                             (Commencement
                                                           Ended            Year Ended          of Operations)
                                                       April 30, 2000       October 31,            through
                                                        (Unaudited)            1999            October 31, 1998
                                                       --------------       -----------        ----------------
   Net Asset Value per Share, Beginning of Period         $ 15.28             $  8.43              $ 10.00
                                                          -------             -------              -------
   Income (Loss) from Investment Operations:
   Net Investment (Loss)                                    (0.05)              (0.02)               (0.04)
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             2.54                6.87                (1.46)
                                                          -------             -------              -------
   Total from Investment Operations                          2.49                6.85                (1.50)
                                                          -------             -------              -------
   Less Distributions:
   Distributions from Net Investment Income                    --                  --                (0.07)
   Distributions in Excess of Net Investment Income         (0.03)                 --                   --
   Distributions from Net Realized Gain                     (2.03)                 --                   --
                                                          -------             -------              -------
   Total Distributions                                      (2.06)                 --                (0.07)
                                                          -------             -------              -------
   Net Asset Value per Share, End of Period               $ 15.71             $ 15.28              $  8.43
                                                          =======             =======              =======
   Total Return                                             17.71%/(1)/         81.26%              (14.88)%/(2)/

   Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)               $51,666             $76,975              $28,648
   Ratio of Net Expenses to Average Net Assets               1.13%/(3)/          1.04%                1.20%/(3)(4)/
   Ratio of Net Investment (Loss) to Average Net Assets     (0.62)%/(3)/        (0.17)%              (0.48)%/(3)/
   Portfolio Turnover Rate                                  91.19%/(1)/        149.76%              178.53%/(2)/

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operation results.
(2) For the period November 3, 1997 (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through October 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have 1.51% for the period November 3, 1997 (Commencement of Operations) through October 31, 1998.

See accompanying notes to financial statements.

TCW Galileo Latin America Equities Fund                                   [LOGO]

--------------------------------------------------------------------------------

Financial Highlights

                                                  Six Months
                                                    Ended                               Year Ended October 31,
                                                April 30, 2000       ---------------------------------------------------------
                                                 (Unaudited)           1999         1998        1997        1996        1995
                                                --------------       --------      -------     -------     -------     -------
Net Asset Value per
  Share, Beginning of Period                        $ 9.37            $ 8.57       $ 12.51     $ 10.01     $  7.92     $ 14.99
                                                    ------            ------       -------     -------     -------     -------
Income (Loss) from Investment Operations:
Net Investment Income (Loss)                         (0.02)             0.09          0.13        0.11        0.11        0.06
Net Realized and Unrealized Gain (Loss)
  on Investments                                      2.51              0.71         (3.80)       2.50        2.03       (5.92)
                                                    ------            ------       -------     -------     -------     -------
Total from Investment Operations                      2.49              0.80         (3.67)       2.61        2.14       (5.86)
                                                    ------            ------       -------     -------     -------     -------
Less Distributions:
Distributions from Net Investment Income                --                --         (0.27)      (0.11)      (0.05)         --
Distributions in Excess of Net Realized Gain            --                --            --          --          --       (1.21)
                                                    ------            ------       -------     -------     -------     -------
Total Distributions                                     --                --         (0.27)      (0.11)      (0.05)      (1.21)
                                                    ------            ------       -------     -------     -------     -------
Net Asset Value per
  Share, End of Period                              $11.86            $ 9.37       $  8.57     $ 12.51     $ 10.01     $  7.92
                                                    ======            ======       =======     =======     =======     =======
Total Return                                         26.57%/(1)/        9.34%       (29.95)%     26.24%      27.08%     (40.95)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)            $3,628            $7,939       $11,796     $55,336     $68,323     $38,942
Ratio of Net Expenses to Average Net Assets           1.75%/(2)(3)/     2.20%/(3)/    1.64%       1.46%       1.44%       1.58%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                 (0.27)%/(2)/       1.05%         1.13%       0.87%       1.12%       0.59%
Portfolio Turnover Rate                              29.50%/(1)/      162.12%        32.33%      21.17%      44.32%      75.62%

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, the total operating expenses, as a percentage of average net assets, would have been 4.91% for the six-months ended April 30, 2000 and 3.24% for the year ended October 31, 1999.

See accompanying notes to financial statements

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS                       INVESTMENT ADVISOR

Marc I. Stern                                TCW Investment Management Company
Director and Chairman of the Board           865 South Figueroa Street
                                             Los Angeles, California 90017
Alvin R. Albe, Jr.                           (213) 244-0000
Director and President
                                             CUSTODIAN & ADMINISTRATOR
John C. Argue
Director                                     Investors Bank & Trust Company
                                             200 Clarendon Street
Norman Barker, Jr.                           Boston, Massachusetts 02116
Director
                                             TRANSFER AGENT
Richard W. Call
Director                                     DST Systems, Inc.
                                             210 West 10th Street
Matthew K. Fong                              Kansas City, Missouri 64105
Director
                                             DISTRIBUTOR
Thomas E. Larkin, Jr.
Director                                     TCW Brokerage Services
                                             865 South Figueroa Street
Charles W. Baldiswieler                      Los Angeles, California 90017
Senior Vice President
                                             INDEPENDENT AUDITORS
Michael E. Cahill
Senior Vice President,                       Deloitte & Touche, LLP
General Counsel and Assistant Secretary      350 South Grand Avenue
                                             Los Angeles, California 90017
Jeffery V. Peterson
Senior Vice President

Robert S. Sant
Senior Vice President

Philip K. Holl
Secretary

Hilary G.D. Lord
Assistant Secretary

Peter C. DiBona
Treasurer